   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999
                                                              FILE NOS. 33-52036
                                                                        811-7164
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                     / /
                        POST-EFFECTIVE AMENDMENT NO. 18                  /X/

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 20                         /X/

                            ------------------------

                      GT GLOBAL VARIABLE INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          11 GREENWAY PLAZA, SUITE 100
                              HOUSTON, TEXAS 77046

              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (713) 626-1919

                            ------------------------

 SAMUEL D. SIRKO, ESQ.          ARTHUR J. BROWN, ESQ.
  A I M ADVISORS, INC.         R. DARRELL MOUNTS, ESQ.
   11 GREENWAY PLAZA,         KIRKPATRICK & LOCKHART LLP
       SUITE 100           1800 MASSACHUSETTS AVENUE, N.W.,
  HOUSTON, TEXAS 77046                2ND FLOOR
     (713) 626-1919             WASHINGTON, D.C. 20036
                                    (202) 778-9000

                            ------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
   / /     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.
   / /     ON              PURSUANT TO PARAGRAPH (b) OF RULE 485.
   / /     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.
   /X/     ON APRIL 30, 1999 PURSUANT TO PARAGRAPH (a)(1) OF RULE 485 OR SUCH
           OTHER DATE AS IT MAY BE DECLARED EFFECTIVE BY THE SECURITIES AND
           EXCHANGE COMMISSION.
   / /     75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.
   / /     ON              PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
   / /     THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
           PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                           PROSPECTUS -- MAY 3, 1999

--------------------------------------------------------------------------------

      GT Global Variable New Pacific Fund
       GT Global Variable Europe Fund
       GT Global Variable International Fund
       GT Global Variable America Fund
       GT Global Variable Infrastructure Fund
       GT Global Variable Natural Resources Fund
       GT Global Variable Telecommunications Fund
       GT Global Variable Latin America Fund
       GT Global Variable Emerging Markets Fund
       GT Global Variable Growth & Income Fund
       GT Global Variable Strategic Income Fund
       GT Global Variable Global Government Income Fund
       GT Global Variable U.S. Government Income Fund
       GT Global Money Market Fund
--------------------------------------------------------------------------------

Fund shares are available as a pooled funding vehicle for variable annuity contracts offered by participating insurance companies. This prospectus should be accompanied by the prospectus for such contracts. These prospectuses contain important information. Please read them before investing and keep them for future reference.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE
 INFORMATION IN THIS PROSPECTUS IS ADEQUATE              OR ACCURATE.  ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

AN INVESTMENT IN THE GT GLOBAL MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
 ALTHOUGH THE GT GLOBAL MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR
   INVESTMENT   AT   $1.00   PER   SHARE,   IT   IS   POSSIBLE   TO    LOSE
                    MONEY BY INVESTING IN THE GT GLOBAL MONEY MARKET FUND.

                               Prospectus Page 1

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                     [LOGO]

                                                                     Invest with
                                                Discipline-Registered Trademark-

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                         Page
                                                                                      -----------
INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS,
AND PERFORMANCE INFORMATION.........................................................            1
    New Pacific Fund................................................................            3
    Europe Fund.....................................................................            5
    International Fund..............................................................            7
    America Fund....................................................................            9
    Infrastructure Fund.............................................................           11
    Natural Resources Fund..........................................................           13
    Telecommunications Fund.........................................................           15
    Latin America Fund..............................................................           17
    Emerging Markets Fund...........................................................           20
    Growth & Income Fund............................................................           22
    Strategic Income Fund...........................................................           24
    Global Government Income Fund...................................................           27
    U.S. Government Income Fund.....................................................           30
    Money Market Fund...............................................................           32
FUND MANAGEMENT.....................................................................           34
    The Advisor and Sub-advisors....................................................           34
    Advisor Compensation............................................................           34
    Portfolio Managers..............................................................           35
FINANCIAL HIGHLIGHTS................................................................           40
HOW TO INVEST.......................................................................           53
PRICING OF SHARES...................................................................           53
TAXES...............................................................................           54
OBTAINING ADDITIONAL INFORMATION....................................................           55

The AIM Family of Funds-Registered Trademark-, The AIM Family of Fund and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos-Registered Trademark-, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group, Inc.

                               Prospectus Page 2

                           INVESTMENT OBJECTIVES AND
                         STRATEGIES, PRINCIPAL RISKS OF
                          INVESTING IN THE FUNDS, AND
                            PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

NEW PACIFIC FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by normally investing at least 65% of its total assets in the securities of companies domiciled in the following countries: Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan, and Thailand. These countries are designated as the fund's primary investment area and the list of countries may be revised with the approval of the fund's Board of Trustees. The fund considers a company to be domiciled in a particular country if it (i) is organized under the laws of a particular country and has a principal office in a particular country; or (ii) derives 50% or more of its total revenues from business in that country provided that, in the view of the fund's portfolio managers, the value of the issuers' securities tend to reflect such country's development to a greater extent than developments elsewhere.

The fund may invest up to 35% of its total assets in equity securities of issuers domiciled outside of its primary investment area. The fund may also invest up to 35% of its total assets in investment-grade debt securities, or securities deemed by the fund's subadvisor to be of comparable quality. These debt securities could include U.S. and foreign government securities and corporate debt securities.

In selecting investments, the portfolio managers seek to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The portfolio managers balance the potential benefits with the risks of investing in those countries and industries. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invest. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting Pacific region countries, such as substantial economic or regulatory changes. Because the fund focuses its investments in Pacific region countries, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

The prices of foreign securities may be further affected by other factors including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

                               Prospectus Page 3

To the extent that the fund invests in securities of issuers in emerging markets, the factors listed above may have a greater effect on the fund.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 5-year period shown in the bar chart, the highest quarterly return
was [  ]% (quarter ended [         , 199 ]) and the lowest quarterly return was
[  ]% (quarter ended [         , 199 ]).

PERFORMANCE TABLE
The following performance table fund's average annual returns for one and five years compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                      LIFE OF
                               1 YEAR    5 YEARS       FUND*
                            ----------  ----------  ------------
New Pacific Fund..........           %           %           %
[Name of Index]**.........           %           %           %

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of [name of index] since February 10, 1993, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 4

EUROPE FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by normally investing at least 65% of its total assets in equity securities of companies domiciled in eighteen countries located in Europe. These countries are designated as the fund's primary investment area and the list of countries may be revised with the approval of the fund's Board of Trustees. The fund considers a company to be domiciled in a particular country if it (i) is organized under the laws of a particular country and has a principal office in a particular country; or (ii) derives 50% or more of its total revenues from business in that country provided that, in the view of the fund's portfolio managers, the value of the issuers' securities tend to reflect such country's development to a greater extent than developments elsewhere.

The fund may invest up to 35% of its total assets in equity securities of issuers domiciled outside of its primary investment area. The fund may also invest up to 35% of its total assets in U.S. and foreign investment-grade debt securities, or securities deemed by the fund's subadvisor to be of comparable quality. These debt securities could include U.S. and foreign government securities and corporate debt securities.

In selecting investments, the portfolio managers seek to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The portfolio managers balance the potential benefits with the risks of investing in those countries and industries. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

Because fund focuses its investments in European countries, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region.
The prices of securities of foreign issuers may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other foreign countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 5

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 5-year period shown in the bar chart, the highest quarterly return was [___]% (quarter ended [_________, 199_]) and the lowest quarterly return was [___]% (quarter ended [_________, 199_]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                   LIFE OF
                           1 YEAR      5 YEARS      FUND*
                           ---------  ---------  ------------
Europe Fund..............      [   ]%     [   ]%      [   ]%
[Name of Index]**........      [   ]%     [   ]%      [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions

* This column shows the returns of the fund and of [name of index] since February 10, 1993, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 6

INTERNATIONAL FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by normally investing at least 65% of its total assets in the securities of companies domiciled in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, and Venezuela. These countries are designated as the fund's primary investment area and the list of countries may be revised with the approval of the fund's Board of Trustees. The fund considers a company to be domiciled in a particular country if it (i) is organized under the laws of a particular country and has a principal office in a particular country; or (ii) derives 50% or more of its total revenues from business in that country provided that, in the view of the fund's portfolio managers, the value of the issuers' securities tend to reflect such country's development to a greater extent than developments elsewhere.

The fund may invest up to 35% of its total assets in equity securities of companies domiciled outside its primary investment area and in U.S. and foreign investment grade debt securities.

In selecting investments, the portfolio managers seek to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The portfolio managers balance the potential benefits with the risks of investing in those countries and industries. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold cash or invest all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. Such holdings would not help the fund achieve its investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If it does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

In addition, the prices of securities of foreign issuers may be further affected by other factors including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of some foreign countries are smaller and less developed than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

To the extent that the fund invests in securities of issuers in emerging markets, the factors listed above may have a greater effect on the fund.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal

                               Prospectus Page 7

Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 4-year period shown in the bar chart, the highest quarterly return
was [  ]% (quarter ended [         , 199_]) and the lowest quarterly return was
[   ]% (quarter ended [         , 199_]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                  LIFE OF
                                     1 YEAR        FUND*
                                     ---------  ------------
International Fund.................      [   ]%      [   ]%
[Name of Index]**..................      [   ]%      [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions

* This column shows the returns of the fund and of [name of index] since July 5, 1994, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 8

AMERICA FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by normally investing at least 65% of its total assets in the equity securities of mid-cap U.S. companies. The fund considers a "mid-cap U.S. company" to be a U.S. corporation with a market capitalization of between one and five billion dollars.

The fund may invest up to 35% of its total assets in equity securities of other U.S. issuers and of foreign issuers in the form of American Depositary Receipts or other securities convertible into the securities of foreign issuers. The fund may also invest up to 35% of its total assets in investment-grade debt securities of U.S. and foreign issuers. These debt securities could include U.S. and foreign government securities and corporate debt securities.

In selecting investments, AIM seeks to identify companies that possess sustainable above-average growth at an attractive offering price. First, the portfolio managers track individual companies and categorize them into industry groups. Securities are then bought and sold based upon ratings established by the portfolio managers on a weekly basis. Securities ranked in the top 30% are buys, and the bottom 30% are sells.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 5-year period shown in the bar chart, the highest quarterly return
was [   ]% (quarter ended [         , 199_]) and the lowest quarterly return was
[   ]% (quarter ended [         , 199 ]).

                               Prospectus Page 9

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                   LIFE OF
                           1 YEAR      5 YEARS      FUND*
                           ---------  ---------  ------------
America Fund.............      [   ]%     [   ]%      [   ]%
[Name of Index]**........      [   ]%     [   ]%      [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions

* This column shows the returns of the fund and of [name of index] since February 10, 1993, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 10

INFRASTRUCTURE FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term capital growth.

The fund seeks to achieve its objective by normally investing at least 65% of its total assets in equity securities of domestic and foreign infrastructure companies. The fund considers an "infrastructure company" to be one that: (i) derives at least 50% of its revenues or earnings from infrastructure activities; or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, develop, or provide products and services significant to a country's infrastructure (such as transportation systems, communications equipment and services, nuclear power and other energy sources, water supply, and oil, gas and coal exploration).

The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies. The portfolio may invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may also invest up to 20% of its total assets in lower-quality debt securities, i.e., "junk bonds."

The portfolio manager allocates the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio manager usually sells a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting infrastructure industry, such as substantial political, environmental, and other governmental regulation. Such regulation may, among other things, increase compliance costs and proscribe the development of new technologies. In addition, increases in fuel, energy, and other prices have historically limited the growth potential of infrastructure companies.

Because the fund focuses its investments in the infrastructure industries, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the prices of common stocks issued by foreign companies located in developing countries more than those in countries with

                               Prospectus Page 11
mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 4-year period shown in the bar chart, the highest quarterly return
was [   ]% (quarter ended [         , 199_]) and the lowest quarterly return was
[   ]% (quarter ended [         , 199 ]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                  LIFE OF
                                     1 YEAR        FUND*
                                     ---------  ------------
Infrastructure Fund................      [   ]%      [   ]%
[Name of Index]**..................      [   ]%      [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions

* This column shows the returns of the fund and of [name of index] since July 5, 1994, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 12

NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term capital growth.

The fund seeks to achieve its objective by normally investing at least 65% of its total assets in equity securities of domestic and foreign natural resources companies. The fund considers a "natural resources" company to be one that (i) derives at least 50% of its revenues or earnings from natural resource activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that own, explore, or develop natural resources (such as oil, metals, forest products, and chemicals) and other basic commodities (such as foodstuffs) or supply goods and services to such companies.

The fund will normally invest in the securities of issuers located in at least three different countries, including the United States. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest substantially in securities denominated in one or more currencies. The fund may invest up to 20% of its total assets in lower-quality debt securities, i.e., "junk bonds."

The portfolio manager allocates the fund's assets among securities of companies in these natural resource industries and commodity groups that are expected to provide the best opportunities during periods of rising inflation. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio manager usually sells a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting natural resources industry, such as increasing regulation of the environment by both U.S and foreign governments. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. Fund share value may also be affected by changing commodity prices, which can be highly volatile and are subject to the risks of oversupply and reduced demand.

Because the fund focuses its investments in the natural resources industries, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

The prices of securities of foreign issuers may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service

                               Prospectus Page 13
providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 4-year period shown in the bar chart, the highest quarterly return
was [   ]% (quarter ended [         , 199_]) and the lowest quarterly return was
[   ]% (quarter ended [         , 199 ]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                       LIFE OF
                           1 YEAR       FUND*
                           ---------  ---------
Natural Resources Fund...      [   ]%     [   ]%
[Name of Index]**........      [   ]%     [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions

* This column shows the returns of the fund and of [name of index] since July 5, 1994, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 14

TELECOMMUNICATIONS FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of domestic and foreign telecommunications companies. The fund considers a "telecommunications company" to be one that (1) derives at least 50% of its revenues or earnings from telecommunications activities, or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that develop or provide communications services and equipment, computer and electronic components and equipment, mobile communications, and broadcasting.

The fund will normally invest in the securities of companies located in at least three different countries, including the United States. However, the fund will invest no more than 40% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

The fund may invest in companies located in developing countries, i.e., those that are in their initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds."

The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the telecommunications industry, such as substantial governmental regulation. Because the fund focuses its investments in the telecommunications industries, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

The prices of securities of foreign issuers may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the prices of common stocks issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often

                               Prospectus Page 15
higher in developing countries and there may be delays in settlement procedures.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 5-year period shown in the bar chart, the highest quarterly return
was [   ]% (quarter ended [         , 199_]) and the lowest quarterly return was
[   ]% (quarter ended [         , 199 ]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                   LIFE OF
                           1 YEAR      5 YEARS      FUND*
                           ---------  ---------  ------------
Telecommunications
  Fund...................      [   ]%     [   ]%      [   ]%
[Name of Index]**........      [   ]%     [   ]%      [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions

* This column shows the returns of the fund and of [name of index] since October 18, 1993, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 16

LATIN AMERICA FUND

INVESTMENT OBJECTIVES AND STRATEGIES
The fund's investment objective is capital appreciation.

The fund seeks to achieve its objective by investing at least 65% of its total assets in equity and debt securities of Latin American issuers. The fund considers securities of "Latin American issuers" to include: (1) securities of companies organized under the laws of, or having a principal office located in, a Latin American country; (2) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the view of the sub-advisor, the value of such issuer's securities reflect Latin American developments to a greater extent than developments elsewhere; (3) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (4) U.S. dollar denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (v) securities of Latin American issuers in the form of depository shares. The fund considers Latin America to include Mexico and the countries within Central and South America and the Caribbean many of which are considered developing countries, i.e., those that are in the initial stages of their industrial cycles.

The fund will normally invest a majority of its assets in equity securities. The fund may also invest up to 50% of its total assets in debt securities, which may consist of lower-quality debt securities, e.g., "junk bonds" and "Brady Bonds." Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly-issued bonds. The fund currently expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The fund may invest more than 25% of its total assets in any of these four countries but expects to invest no more than 60% of its total assets in any one country. The fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers.

In allocating investments among the various Latin American countries, the portfolio manager looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization, and monetary conditions and the political outlook in each country. Further, the portfolio manager selects between debt and equity investments based on additional economic criteria such as fundamental economic strength, expected corporate profits, the condition of balance of payments, changes in the terms of trade, and currency and interest rate trends. The portfolio manager usually sells a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio. This means that it may invest more than 5% of its assets in the securities of any one issuer, with respect to 50% of its assets.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

Because fund focuses its investments in Latin America, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region. In addition, the prices of securities of Latin America issuers may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S.

                               Prospectus Page 17
companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the price of securities issued by Latin American companies located in developing countries more than those in countries with mature economies. For example, many developing countries in Latin America have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund to be subject to greater investment and credit risk, than if it invested more broadly.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or prices due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditor's claims. The value of lower quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Under some political, diplomatic, social, or economic circumstances, some Latin American countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest repayments as they come due.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 18

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 6-year period shown in the bar chart, the highest quarterly return
was [  ]% (quarter ended [         , 199 ]) and the lowest quarterly return was
[  ]% (quarter ended [           , 199 ]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                        LIFE OF
                                 1 YEAR      5 YEARS     FUND*
                                 ---------  ---------  ---------
Latin America Fund.............           %          %          %
[Name of Index]**..............           %          %          %

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of [name of index] since February 10, 1993, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 19

EMERGING MARKETS FUND

INVESTMENT OBJECTIVES AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets, which consist of all countries determined by the portfolio managers to be developing or emerging economies and markets, generally including every country in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Many of these countries are considered developing countries, i.e., those that are in the initial stages of their industrial cycles.

The fund normally invests a majority of its assets in equity securities. The fund may invest up to 20% of its total assets in high-yield debt securities rated below investment grade, i.e., "junk bonds." The fund ordinarily will be invested in the securities of issuers in at least three different emerging markets countries.

In selecting countries in which to invest, the portfolio managers look principally for strongly developing economies and increasingly sophisticated markets. Within these countries, the portfolio managers ordinarily look for economic and political factors, including currency movements, that are likely to produce above-average growth rates. In analyzing specific companies for possible investment, the portfolio managers invest in those companies that are best positioned and managed to take advantage of these economic and political factors. In evaluating investments in companies in developed markets, the portfolio managers consider, among other things, the business activities of the company in emerging markets and the impact that developments in emerging markets are likely to have on the company. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the price of common stocks issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                               Prospectus Page 20

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social, or economic circumstances, some developing countries that issue lower quality debt securities may be unable or unwilling to make principal or interest payments as they come due.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or prices due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditor's claims. The value of junk bonds often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds may be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 5-year period shown in the bar chart, the highest quarterly return
was [   ]% (quarter ended [            , 199 ]) and the lowest quarterly return
was [   ]% (quarter ended [            , 199 ]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                LIFE OF
                                   1 YEAR        FUND*
                                   ---------  ------------
Emerging Markets Fund............           %           %
[Name of Index]**................           %           %

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of [name of index] since July 5, 1994, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 21

GROWTH & INCOME FUND

INVESTMENT OBJECTIVES AND STRATEGIES
The fund's investment objectives are long-term capital appreciation together with current income.

The fund seeks to achieve its objectives by investing at least 65% of its total assets in a combination of blue-chip equity securities and high-quality government bonds of U.S. and foreign issuers. "Blue chip" equity securities are those which: (1) offered, during the issuer's most recent fiscal year, an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (2) are issued by a company with total equity market capitalization of at least $1 billion. High-quality government bonds are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. or Standard & Poor's, or are deemed by the portfolio manager to be of comparable quality.

The fund will normally invest in securities of issuers in at least three countries, including the United States. However, the fund may not invest more than 40% of its assets in securities of issuers in any one country, other than the U.S. The fund may invest up to 100% of its total assets in either equity or debt securities in response to general economic changes and market conditions around the world.

The portfolio managers allocate assets among securities of countries and in currency denominations where opportunities for meeting the fund's investment objective are expected to be the most attractive. The portfolio managers consider fundamental economic strength, credit quality, and currency and interest rate trends in emphasizing various country, geographic, and industry sectors within the fund. Further, the portfolio managers select debt securities of particular issuers based on additional economic and countries criteria such as yield, maturity, issue classification, and quality characteristics. The relative proportions of equity and debt securities held by the fund depend upon the portfolio managers' assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. Currency investments are based on economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payment status, and economic policies) and on political and technical data. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is non-diversified. This means that it may invest more than 5% of its assets in the securities of any one issuer, with respect to 50% of its assets.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold or invest all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

The prices of foreign securities may be further affected by other factors including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. Thus the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service

                               Prospectus Page 22
providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 6-year period shown in the bar chart, the highest quarterly return
was [   ]% (quarter ended [            , 199 ]) and the lowest quarterly return
was [   ]% (quarter ended [            , 199 ]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                       LIFE OF
                                1 YEAR      5 YEARS     FUND*
                                ---------  ---------  ---------
Growth & Income Fund..........      [   ]%     [   ]%     [   ]%
[Name of Index]**.............      [   ]%     [   ]%     [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of [name of index] since February 10, 1993, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 23

STRATEGIC INCOME FUND

INVESTMENT OBJECTIVES AND STRATEGIES
The fund's primary investment objective is high current income and its secondary investment objective is capital appreciation.

The fund seeks to meet these objectives by investing primarily in debt securities, including mortgage-backed and asset-backed securities, of issuers in the United States and developed and developing countries, i.e., those that are in the initial stages of their industrial cycles. The securities of issuers in developing countries may consist substantially of "Brady Bonds" and other sovereign debt securities issued by governments of such countries and traded in the markets of developed countries or groups of developed countries without regard to ratings. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds.

The fund normally invests at least 35% of its total assets in U.S. and foreign debt and other fixed-income securities that are either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or that the fund's portfolio managers believe to be of comparable quality. The fund may invest up to 50% of its assets in debt securities that are rated below investment grade by such agencies or that the fund's portfolio managers believe to be of comparable quality, i.e., "junk bonds." The fund may also invest up to 35% of its total assets in equity securities. The fund may invest a significant portion of its assets in the securities of U.S. issuers.

The portfolio managers allocate assets among securities of countries that are expected to provide the most attractive opportunities for meeting the fund's investment objectives. The portfolio managers consider fundamental economic strength, credit quality, and currency and interest rate trends in emphasizing various country, geographic and industry sectors within the fund. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on factors such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is non-diversified. This means it may invest more than 5% of its assets in the securities of any one issuer, with respect to 50% of its assets.
In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies and multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objectives.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result,

                               Prospectus Page 24
many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the price of common stocks issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social, or economic circumstances, some developing countries that issue lower quality debt securities may be unable or unwilling to make principal or interest payments as they come due.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or prices due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditor's claims. The value of junk bonds often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds may be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 25

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 6-year period shown in the bar chart, the highest quarterly return
was [   ]% (quarter ended [            , 199 ]) and the lowest quarterly return
was [   ]% (quarter ended [            , 199 ]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                       LIFE OF
                                1 YEAR      5 YEARS     FUND*
                                ---------  ---------  ---------
Strategic Income Fund.........      [   ]%     [   ]%     [   ]%
[Name of Index]**.............      [   ]%     [   ]%     [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of [name of index] since February 10, 1993, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 26

GLOBAL GOVERNMENT INCOME FUND

                      INVESTMENT OBJECTIVES AND STRATEGIES

The fund's primary investment objective is high current income and its secondary investment objectives are capital appreciation and protection of capital through active management of its maturity structure and currency exposure.

The fund seeks to achieve its objective by investing at least 65% of its total assets in debt securities (including mortgage-backed securities) issued or guaranteed by U.S. and foreign governments or by their agencies, authorities, and instrumentalities, as well as by supranational entities such as the World Bank. The fund primarily invests in high quality government debt securities that are rated in the top two ratings categories by Moody's Investors Service, Inc. or Standard & Poor's, or deemed by the portfolio managers to be of comparable quality. The fund may invest in lower-quality debt securities, i.e., "junk bonds."

The fund may invest up to 35% of its total assets in: (1) foreign government securities that are rated within the third and fourth highest ratings categories by Moody's or S&P or deemed by the portfolio managers to be of comparable quality; (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade (rated within the four highest ratings categories by Moody's or S&P, or deemed by the portfolio managers to be of comparable quality); (3) privately issued mortgage-backed and asset-backed securities of U.S. and foreign issuers that are rated at least investment grade by Moody's or S&P, or deemed by the portfolio managers to be of comparable quality; and (4) common stocks, preferred stocks and warrants, provided that the fund will invest no more than 20% of its total assets in such securities.

The fund will normally invest in securities issued by at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 40% of its total assets in securities of any one country, other than the U.S. The fund will only invest in a foreign currency or in securities denominated in a foreign currency if the portfolio managers consider the currency to be fully exchangeable into U.S. dollars or a multinational currency unit.

The portfolio managers allocate assets among securities of countries and in currency denominations where the combination of fixed-income market returns, price appreciation of fixed-income securities, and currency exchange rate movements will present opportunities for meeting the fund's investment objectives. The principal determinants of the emphasis given to various country, geographic, and industry sectors within the fund are fundamental economic strength, credit quality, and currency and interest rate trends. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based upon economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies) and on political and technical data. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is non-diversified. This means it may invest more than 5% of its assets in the securities of any one issuer, with respect to 50% of its assets.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies and multinational currency units), money market instruments, or high quality-debt securities. As a result, the fund may not achieve its investment objectives.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk. The fund could also lose money if any debt securities that it holds are downgraded or go into default.

Mortgage-backed and asset backed securities are subject to different risks from bonds and, as a result,

                               Prospectus Page 27
may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the price of common stocks issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social, or economic circumstances, some developing countries that issue lower quality debt securities may be unable or unwilling to make principal or interest payments as they come due. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not reflect their actual market risk.

Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 28

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 5-year period shown in the bar chart, the highest quarterly return
was [   ]% (quarter ended [            , 199 ]) and the lowest quarterly return
was [   ]% (quarter ended [            , 199 ]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                       LIFE OF
                                1 YEAR      5 YEARS     FUND*
                                ---------  ---------  ---------
Global Government Income
  Fund........................      [   ]%     [   ]%     [   ]%
[Name of Index]**                   [   ]%     [   ]%     [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of [name of index] since February 10, 1993, the fund's date of inception.

**  The [name of index] is a [description of index]

SEVEN-DAY YIELD

                               Prospectus Page 29

U.S. GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is a high level of current income, consistent with preservation of capital.

The fund seeks to achieve its objective by investing at least 65% of its total assets in U.S. government securities including direct obligations of U.S. Treasury and obligations issued or guaranteed by U.S. government agencies and instrumentalities (including mortgage-backed securities). Within the latter group are: (i) securities supported by the full faith and credit of the United States; (ii) securities supported by the right to borrow from the U.S. Treasury; and (iii) securities supported primarily or solely by the creditworthiness of the issuer.

The fund may invest up to 35% of its total assets in: (i) foreign government securities, including those of supranational entities such as the World Bank and the Asian Development Bank, rated at least of investment grade (rated within the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's, or determined by the fund's sub-advisor to be of comparable quality);
(ii) U.S. government securities that are rated within the third or fourth highest ratings categories by Moody's or S&P; (iii) privately issued mortgage-backed or asset-backed securities that are rated at least investment grade, or determined by the fund's sub-advisor to be of comparable quality; and (iv) commercial paper and other short-term obligations of U.S. and foreign corporations rated at least A-1 by S&P or Prime-1 by Moody's, or determined by the fund's sub-advisor to be of comparable quality.

The fund may invest in securities issued by one country but denominated in the currency of another country (or a multinational currency unit) but will only invest in such securities if the fund's sub-advisor considers the currency to be fully exchangeable into U.S. dollars or a multinational currency unit.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk. The fund could also lose money if any debt securities that it holds are downgraded or go into default.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 30

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 6-year period shown in the bar chart, the highest quarterly return
was [       ]% (quarter ended [            , 199 ]) and the lowest quarterly
return was [   ]% (quarter ended [            , 199 ]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                       LIFE OF
                                1 YEAR      5 YEARS     FUND*
                                ---------  ---------  ---------
U.S. Government Income Fund...      [   ]%     [   ]%     [   ]%
[Name of Index]**.............      [   ]%     [   ]%     [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of [name of index] since February 10, 1993, the fund's date of inception.

**  The [name of index] is a [description of index]

                               Prospectus Page 31

MONEY MARKET FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The investment objective of the Money Market Fund is maximum current income consistent with liquidity and conservation of capital.

The fund seeks to achieve its objective by investing in high-quality, U.S. dollar denominated money market instruments. The fund seeks to maintain a net asset value of $1.00 per share. To do so, the fund will maintain a dollar-weighted average maturity of 90 days or less and will purchase only instruments having remaining maturities of 13 months or less.

The fund may invest only in first-tier high-quality U.S. dollar-denominated money market securities determined by the fund's sub-advisor to present minimal credit risks. First-tier high quality securities are those that have received the highest rating for short-term securities from at least two nationally ranked statistical ratings organizations, such as Moody's Investors Service, Inc. or Standard & Poor's, or were determined by the fund's sub-advisor to be of comparable quality. These include: (i) obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities (including direct obligations of the U.S. Treasury, obligations backed by the full faith and credit of U.S. government, obligations supported primarily or solely by the creditworthiness of the issuer, and similar U.S. dollar-denominated instruments of foreign governments and their agencies and instrumentalities); (ii) obligations such as certificates of deposit and banker's acceptances of U.S. and non-U.S. banks with total assets of at least $1 billion; (iii) interest-bearing deposits in principal amounts less than the FDIC insurance limit in U.S. commercial and savings banks with total assets of at least $1 billion, up to 5% of the fund's assets; (iv) commercial paper and other short-term debt obligations of U.S. and foreign companies rated at least Prime-1 by Moody's or A-1 by S&P, or determined by the fund's sub-advisor to be of comparable quality; and (v) repurchase agreements secured by any of the above securities.

In managing the fund, the portfolio managers may employ several professional money management techniques, including varying the composition of the fund's investments and the average weighted maturity of the Fund's securities within the limitations described above. Decisions on whether to use such techniques are based upon the portfolio managers' identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions, and shifts in fiscal and monetary policy. The portfolio managers also may seek to improve the fund's income by purchasing and selling securities, taking advantage of yield disparities occurring in the market.

PRINCIPAL RISKS OF INVESTING IN THE FUND
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in the advisor's systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 32

ANNUAL TOTAL RETURNS
The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

During the 5-year period shown in the bar chart, the highest quarterly return
was [       ]% (quarter ended [            , 199 ]) and the lowest quarterly
return was [       ]% (quarter ended [            , 199 ]).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                       LIFE OF
                                1 YEAR      5 YEARS     FUND*
                                ---------  ---------  ---------
Money Market Fund.............      [   ]%     [   ]%     [   ]%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund since February 10, 1993, the fund's date of inception.

SEVEN-DAY YIELD

                               Prospectus Page 33

                                FUND MANAGEMENT

--------------------------------------------------------------------------------

THE ADVISOR AND SUB-ADVISORS
A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor.

INVESCO Asset Management Limited (IAML), an affiliate of the advisor, is the sub-advisor to each of the following funds:

  -  GT Global Variable Europe Fund

  -  GT Global Variable International Fund

  -  GT Global Variable Latin America Fund

  -  GT Global Variable Emerging Markets Fund

  -  GT Global Variable Growth & Income Fund; and

  -  GT Global Variable Global Government Income Fund

INVESCO (NY), Inc. (INVESCO (NY)), an affiliate of the advisor, is the sub-advisor to each of the following funds:

  -  GT Global Variable New Pacific Fund

  -  GT Global Variable America Fund

  -  GT Global Variable U.S. Government Income Fund; and

  -  GT Global Money Market Fund

  -  GT Global Variable Strategic Income Fund

Each fund's sub-advisor is responsible for that fund's day-to-day management, subject to the supervision of the advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. IAML is located at 11 Devonshire Square, London, EC2M 4YR, England. INVESCO (NY) is located at 1166 Avenue of the Americas, New York, NY 10036 and 50 California Street, San Francisco, CA 94111.

The advisor and the sub-advisor, if any, together supervise all aspects of a fund's operations and provide investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. IAML and INVESCO (NY) have each acted as investment advisors since their respective organizations in 1967 and 1969. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including those of the funds, encompassing a broad range of investment objectives.
ADVISOR COMPENSATION
During their last fiscal year ended December 31, 1998, the following funds each paid the advisor advisory fees of 1.00% of their respective net assets:

  -  New Pacific Fund;

  -  Europe Fund;

  -  International Fund;

  -  Infrastructure Fund;

  -  Natural Resources Fund;

  -  Telecommunications Fund;

  -  Latin America Fund;

  -  Emerging Markets Fund; and

  -  Growth & Income Fund.

During their last fiscal year ended December 31, 1998, the following funds each paid the advisor advisory fees of 0.75% of their respective net assets:

  -  America Fund;

  -  Strategic Income Fund;

  -  Global Government Income Fund; and

  -  U.S. Government Income Fund.

During its last fiscal year ended December 31, 1998, the Money Market Fund paid the advisor advisory fees of 0.50% of its net assets.

SUB-ADVISOR COMPENSATION
During the funds' last fiscal year ended December 31, 1998, the advisor paid to a sub-advisor sub-advisory fees of 40% of the fees paid to it by each fund sub-advised by such sub-advisor.

                               Prospectus Page 34

PORTFOLIO MANAGERS

                                NEW PACIFIC FUND

                             RESPONSIBILITIES FOR
NAME/OFFICE                        THE FUND                      BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Anna Tong                  Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. since June 1998 and Managing
                            June 1, 1998              Director and Chief Investment Officer, INVESCO Asia Ltd. (Hong
                                                      Kong) since April 1997. Managing Director, INVESCO International
                                                      (FE) Ltd. (Hong King) and Director, INVESCO Investment Management
                                                      (HK) Ltd. (Hong Kong) since March 1985.
Sammy Lau                  Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. since June 1998. Director
                            June 1, 1998              (since January 1996) and Associate Director (December 1994 to
                                                      January 1996), INVESCO Asia Ltd. (Hong Kong). Associate, J.P.
                                                      Morgan (Hong Kong) from November 1993 to November 1994. Investment
                                                      Manager, Baring International Asset Admin. Ltd. (Hong Kong) from
                                                      June 1990 to October 1993.

                                  EUROPE FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Steven Chamberlain         Portfolio Manager since   Senior Portfolio Manager for INVESCO Asset Management Ltd. since
                            1999                      1989

                               LATIN AMERICA FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
David Manuel               Portfolio Manager since   Portfolio Manager for INVESCO Asset Management Ltd. since November
                            1997                      1997. Investment Analyst and Portfolio Manager for Abbey Life
                                                      Investment Services Ltd. (Bournemouth) from 1987 to 1997, and Head of Latin American Equities from 1994 to 1997.

                             EMERGING MARKETS FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Francesco Bertoni          Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. since June 1998 and
                            June 1, 1998              Investment Director, INVESCO Asset Management Ltd. since 1994.
                                                      Joined INVESCO London as Portfolio Manager in European Equity Team
                                                      in 1990, moved to International Equity Team in 1993, and became responsible for Global Emerging Markets products in 1995
Christine Rowley           Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc., INVESCO GT Asset Management,
                            1997                      and INVESCO GT Asset Asia Ltd. (Hong Kong), since 1992.
Allan Conway               Portfolio Manager since   Head of Global Emerging Market Equities, INVESCO (NY), Inc. and
                            1997                      INVESCO GT Asset Management, since January 1997. Director of
                                                      International Equities, Hermes Investment Management, 1992 to
                                                      1997.
Hugh Hunter                Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. and INVESCO GT Asset
                            1997                      Management, since July 1997. Head of Quantitative Emerging
                                                      Strategy, ING-Barings (Hong Kong), 1987 to 1997.

                               Prospectus Page 35

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Aziz Minhas                Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. and INVESCO GT Asset
                            1998                      Management, since December 1997. Investment Analyst and Senior
                                                      Investment Analyst, Abu Dhabi Investment Authority (London), 1990
                                                      to 1997.
Darren Read                Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. and INVESCO GT Asset
                            1997                      Management, since May 1997. Senior Investment Analyst, Hermes
                                                      Investment Management, 1995 to 1997. Chartered Accountant,
                                                      Financial Markets Division of Arthur Andersen, 1991 to 1995.
Mark Thorogood             Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. and INVESCO GT Asset
                            1997                      Management, since May 1997. Proprietary Trader, ING-Barings (Hong
                                                      Kong), 1994 to 1997. Analyst and Portfolio Manager, Provident
                                                      Mutual, 1987 to 1994.

                                  AMERICA FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Brent W. Clum              Portfolio Manager since   Senior Equity Research Analyst, INVESCO (NY), Inc. since 1995.
                            1997                      Employed by Chancellor Capital Management, Inc., a predecessor of
                                                      INVESCO (NY), Inc., from 1995 to October 1996. Vice President and
                                                      Analyst, T. Rowe Price, from 1990 to 1995.

                              INFRASTRUCTURE FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Brian T. Nelson            Portfolio Manager since   Portfolio Manager (since September 1997) and Senior Equity Research
                            1997                      Analyst (from October 1996 to September 1997), INVESCO (NY), Inc.
                                                      Employed by Chancellor Capital from 1995 to October 1996. Equity
                                                      Research Analyst and Co-Portfolio Manager, Franklin Resources,
                                                      Inc. from 1988 to 1995.

                             NATURAL RESOURCES FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Derek H. Webb              Portfolio Manager since   Portfolio Manager (since 1994) and Analyst (from 1992 to 1994),
                            Fund inception in 1995    INVESCO (NY), Inc.

                            TELECOMMUNICATIONS FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
David P. Barnard           Portfolio Manager since   Vice President of A I M Capital Management, Inc. and Portfolio
                            1999                      Manager for the Fund since 1999. He has been associated with AIM and/or its subsidiaries since 1982 and has been an investment professional since 1974.
Claude C. Cody IV          Portfolio Manager since   Vice President of A I M Capital Management, Inc. and Portfolio
                            1999                      Manager for the Fund since 1999. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1976.
Robert M. Kippes           Portfolio Manager since   Vice President of A I M Capital Management, Inc. and Portfolio
                            1999                      Manager for the Fund since 1999. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1969.

                               Prospectus Page 36

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Paul A. Rogge              Portfolio Manager since   Vice President of A I M Capital Management, Inc. and Portfolio
                            1999                      Manager for the Fund since 1999. He has been associated with AIM since 1991 and has a total of six years of experience as an investment professional.
Jonathan C. Schoolar       Portfolio Manager since   Senior Vice President of A I M Capital Management, Inc. and
                            1999                      Portfolio Manager for the Fund since 1999. He has been associated with AIM and/or its subsidiaries since 1986 and has been an investment professional since 1983.
Kenneth A. Zschappel       Portfolio Manager since   Assistant Vice President of A I M Capital Management, Inc. and
                            1999                      Portfolio Manager for the Fund since 1999. He has been associated with AIM and/or its subsidiaries since 1992 and began working as an investment professional in 1990.

                              GROWTH & INCOME FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Michael Lindsell           Portfolio Manager since   Head of Investment Strategy for Global Equities, INVESCO (NY), Inc.
                            1998                      and INVESCO GT Asset Management PLC (London) since 1996. Chief
                                                      Investment Officer, INVESCO GT Asset Management Asia Ltd. (Hong
                                                      Kong) from 1992 to 1996. Portfolio Manager, INVESCO (NY), Inc.
                                                      from 1992 to 1996.
John Nadell                Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. since July 1998. Portfolio
                            1998                      Manager (since 1996) and Investment Analyst (1994 to 1996),
                                                      INVESCO GT Asset Management Japan Ltd. (Tokyo). Investment
                                                      Analyst, Pacific Equity Management, from 1990 to 1994.
Paul Griffiths             Portfolio Manager since   Head of Global Fixed Income (since June 1997) and Portfolio Manager
                            1995                      (from 1994 to 1997), INVESCO (NY), Inc. and INVESCO GT Asset
                                                      Management. Global Bond Fund Manager, Lazard Investors, from 1993 to 1994.

                             STRATEGIC INCOME FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
David B. Hughes            Portfolio Manager since   Head of Global Fixed Income, North America (since January 1998) and
                            1998                      Senior Portfolio Manager for Global/ International Fixed Income
                                                      (October 1996 to December 1997), INVESCO (NY), Inc. Employed by
                                                      Chancellor Capital from July 1995 to October 1996. Assistant Vice
                                                      President, Fiduciary Trust Company International, from 1994 to
                                                      1995. Assistant Treasurer, Bankers Trust Company, from 1991 to
                                                      1994.
Craig Munro                Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc., since August 1997. Vice
                            1998                      President and Senior Analyst in Emerging Markets Group of the
                                                      Global Fixed Income Division of Merrill Lynch Asset Management,
                                                      from 1993 to August 1997.

                               Prospectus Page 37

                               INTERNATIONAL FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Roger Yates                Portfolio Manager since   Global Chief Investment Officer (since October 1997) and
                            1996                      International Chief Investment Office (from September 1996 to
                                                      October 1997), INVESCO (NY), Inc. and INVESCO GT Asset Management.
                                                      Chief Investment Officer and Portfolio Manager for Europe and the
                                                      United Kingdom, INVESCO (NY), Inc. (from 1994 to 1996). Investment
                                                      Manager, Morgan Greenfell Asset Management, from 1988 to 1994.
Michael Lindsell           Portfolio Manager since   Head of Investment Strategy for Global Equities, INVESCO (NY), Inc.
                            1997                      and INVESCO GT Asset Management PLC (London) since 1996. Chief
                                                      Investment Officer, INVESCO GT Asset Management Asia Ltd. (Hong
                                                      Kong) from 1992 to 1996. Portfolio Manager, INVESCO (NY), Inc.
                                                      from 1992 to 1996.

                          U.S. GOVERNMENT INCOME FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Cheng-Hock Lau             Portfolio Manager since   Chief Investment Officer for Global Fixed Income (since October
                            1998                      1996) and Senior Portfolio Manager for Global/ International Fixed
                                                      Income (July 1995 to October 1996), INVESCO (NY), Inc. Employed by
                                                      Chancellor Capital from 1995 to October 1996. Senior Vice
                                                      President and Senior Portfolio Manager, Fiduciary Trust Company
                                                      International, from 1993 to 1995.
Edward J. O'Hara           Portfolio Manager since   Senior Portfolio Manager, High Grade Fixed Income Group, INVESCO
                            1998                      (NY), Inc., since August 1995. Senior Manager, Ark Asset
                                                      Management, Inc. (formerly Lehman Asset Management Company, Inc.), from 1989 to August 1995.

                         GLOBAL GOVERNMENT INCOME FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Thomas J. Berger           Portfolio Manager since   Director and Head of the Global Fixed Income Group for INVESCO
                            1999                      Asset Management Ltd. since 1997. Director of Mercury Asset
                                                      Management PLC from 1993 to 1997.
Paul Griffiths             Portfolio Manager since   Director and Head of the Global Fixed Income Team for INVESCO Asset
                            1999                      Management Group Ltd. since June 1997. Portfolio Manager from 1994 to 1997. Global Bond Fund Manager for Lazard Investors from 1993 to 1994.
David B. Hughes            Portfolio Manager since   Director, Global Fixed Income Group and Portfolio Manager of
                            1999                      INVESCO Asset Management Ltd. since December 1998. Head of Global
                                                      Fixed Income, North America, and Portfolio Manager for INVESCO
                                                      (NY), Inc. from January 1998 to December 1998. Senior Portfolio
                                                      Manager for Global/International Fixed Income for INVESCO (NY),
                                                      Inc. from July 1995 to December 1997. Employed by Chancellor
                                                      Capital from July 1995 to October 1996. Assistant Vice President of Fiduciary Trust Company International from 1994 to 1995.
                                                      Assistant Treasurer at Bankers Trust Company from 1991 to 1994.

                               Prospectus Page 38

                               MONEY MARKET FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Cheng-Hock Lau             Portfolio Manager since   Chief Investment Officer for Global Fixed Income (since October
                            1998                      1996) and Senior Portfolio Manager for Global/ International Fixed
                                                      Income (July 1995 to October 1996), INVESCO (NY), Inc. Employed by
                                                      Chancellor Capital from 1995 to October 1996. Senior Vice
                                                      President and Senior Portfolio Manager, Fiduciary Trust Company
                                                      International, from 1993 to 1995.
Heidi Koch                 Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc., since October 1996. Employed
                            1997                      by Chancellor Capital from 1991 to October 1996.

                               Prospectus Page 39

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of each fund for the past 5 years. Certain information reflects financial results for a single fund share

The total returns in the table represent the rate than an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).

This information has been audited by [      ], whose report, along with each
fund's financial statements, is included in that fund's annual report, which is available upon request.

                      GT GLOBAL VARIABLE INVESTMENT SERIES

                                                                       YEAR ENDED DEC. 31,
                                                    ---------------------------------------------------------
                                                        1998           1997           1996           1995
                                                    ------------   ------------   ------------   ------------
                                                                                                                JULY 5, 1994
                                                                                                                (COMMENCEMENT
                                                                                                                     OF
                                                                                                                 OPERATIONS)
                                                                                                                     TO
                                                                                                                DEC. 31, 1994
                                                                                                                -------------
                                                                            GT GLOBAL                             GT GLOBAL
                                                    ---------------------------------------------------------   -------------
                                                      VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                                    INTERNATIONAL  INTERNATIONAL  INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                                                        FUND           FUND           FUND           FUND           FUND
                                                    ------------   ------------   ------------   ------------   -------------
Net asset value, beginning of period..............    $              $              $              $               $
                                                    ------------   ------------   ------------   ------------   -------------
Income from investment operations
  Net investment income...........................                          *              *              *               **
  Net gains or losses on securities (both realized
   and unrealized)................................
                                                    ------------   ------------   ------------   ------------   -------------
Total from investment operations..................
                                                    ------------   ------------   ------------   ------------   -------------
Less distributions
  From net investment income......................
  From net realized gain on investments...........
  In excess of net investment income..............
  Return of capital...............................
                                                    ------------   ------------   ------------   ------------   -------------
    Total distributions...........................
                                                    ------------   ------------   ------------   ------------   -------------
Net asset value, end of period....................    $              $              $              $               $
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Total returns +(b)................................          %              %              %              %               %
Ratios/supplemental data
  Net assets, end of period (in 000's)............    $              $              $              $               $
  Ratio of net investment income (loss) to average
   net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).......................          %              %              %              %               %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).......................          %              %              %              %               %
    Without expenses assumed by the Sub-adviser
     (a)..........................................          %              %              %              %               %
  Ratio of expenses to average net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).......................          %              %              %              %               %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).......................          %              %              %              %               %
    Without expenses assumed by the Sub-adviser
     (a)..........................................          %              %              %              %               %
  Portfolio turnover (a)..........................          %              %              %              %               %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

*   Includes reimbursement by the Sub-adviser of International Fund operating
    expenses for the fiscal years ended 1997, 1996 and 1995, of $   , $   and
    $   , respectively.

**  Includes reimbursement by the Sub-adviser of International Fund operating
    expenses of $   .

(a) Annualized for periods of less than one year.

(b) Not annualized for periods of less than one year.

                               Prospectus Page 40

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                  YEAR ENDED DEC. 31, 1998
                                                       ----------------------------------------------
                                                                         GT GLOBAL
                                                       ----------------------------------------------
                                                       VARIABLE
                                                         NEW        VARIABLE      VARIABLE     MONEY
                                                       PACIFIC       EUROPE       AMERICA     MARKET
                                                         FUND         FUND         FUND        FUND
                                                       --------     --------      -------     -------
Net asset value, beginning of period..............     $            $             $           $
                                                       --------     --------      -------     -------
Income from investment operations
  Net investment income...........................
  Net gains or losses on securities (both realized
   and unrealized)................................
                                                       --------     --------      -------     -------
Total from investment operations..................
                                                       --------     --------      -------     -------
Less distributions
  From net investment income......................
  From net realized gain on investments...........
  In excess of net investment income..............
  Return of capital...............................
                                                       --------     --------      -------     -------
    Total distributions...........................
                                                       --------     --------      -------     -------
Net asset value, end of period....................     $            $             $           $
                                                       --------     --------      -------     -------
                                                       --------     --------      -------     -------
Total returns +(b)................................            %           %            %            %
Ratios/supplemental data
  Net assets, end of period (in 000's)............     $            $             $           $
  Ratio of net investment income (loss) to average
   net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).......................            %           %            %            %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).......................            %           %            %            %
    Without expenses assumed by the Sub-adviser
     (a)..........................................            %           %            %            %
  Ratio of expenses to average net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).......................            %           %            %            %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).......................            %           %            %            %
    Without expenses assumed by the Sub-adviser
     (a)..........................................            %           %            %            %
  Portfolio turnover (a)..........................            %           %            %            %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year
    ended December 31, 1995 of $   , $   , $   and $   , respectively.

** Includes reimbursement by the Sub-adviser of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year
    ended December 31, 1996 of $   , $   , $   and $   , respectively.

*** Includes reimbursements by the Sub-adviser of New Pacific Fund, Europe Fund and Money Market Fund operating expenses for the fiscal year ended December
    31, 1997 of $   , $   and $   , respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized for periods of less than one year.

                               Prospectus Page 41

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                  YEAR ENDED DEC. 31, 1997
                                                       ----------------------------------------------
                                                                         GT GLOBAL
                                                       ----------------------------------------------
                                                       VARIABLE
                                                         NEW        VARIABLE      VARIABLE     MONEY
                                                       PACIFIC       EUROPE       AMERICA     MARKET
                                                         FUND         FUND         FUND        FUND
                                                       --------     --------      -------     -------
Net asset value, beginning of period..............     $            $             $           $
                                                       --------     --------      -------     -------
Income from investment operations
  Net investment income...........................             ***         ***                      ***
  Net gains or losses on securities (both realized
   and unrealized)................................
                                                       --------     --------      -------     -------
Total from investment operations..................
                                                       --------     --------      -------     -------
Less distributions
  From net investment income......................
  From net realized gain on investments...........
  In excess of net investment income..............
  Return of capital...............................
                                                       --------     --------      -------     -------
    Total distributions...........................
                                                       --------     --------      -------     -------
Net asset value, end of period....................     $            $             $           $
                                                       --------     --------      -------     -------
                                                       --------     --------      -------     -------
Total returns +(b)................................            %           %            %            %
Ratios/supplemental data
  Net assets, end of period (in 000's)............     $            $             $           $
  Ratio of net investment income (loss) to average
   net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).......................            %           %            %            %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).......................            %           %            %            %
    Without expenses assumed by the Sub-adviser
     (a)..........................................            %           %            %            %
  Ratio of expenses to average net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).......................            %           %            %            %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).......................            %           %            %            %
    Without expenses assumed by the Sub-adviser
     (a)..........................................            %           %            %            %
  Portfolio turnover (a)..........................            %           %            %

                                                                  YEAR ENDED DEC. 31, 1996
                                                       -----------------------------------------------
                                                                          GT GLOBAL
                                                       -----------------------------------------------
                                                       VARIABLE
                                                         NEW         VARIABLE      VARIABLE     MONEY
                                                       PACIFIC        EUROPE       AMERICA     MARKET
                                                         FUND          FUND         FUND        FUND
                                                       --------      --------      -------     -------
Net asset value, beginning of period..............     $             $             $           $
                                                       --------      --------      -------     -------
Income from investment operations
  Net investment income...........................            **            **            **          **
  Net gains or losses on securities (both realized
   and unrealized)................................
                                                       --------      --------      -------     -------
Total from investment operations..................
                                                       --------      --------      -------     -------
Less distributions
  From net investment income......................
  From net realized gain on investments...........
  In excess of net investment income..............
  Return of capital...............................
                                                       --------      --------      -------     -------
    Total distributions...........................
                                                       --------      --------      -------     -------
Net asset value, end of period....................     $             $             $           $
                                                       --------      --------      -------     -------
                                                       --------      --------      -------     -------
Total returns +(b)................................           %             %            %            %
Ratios/supplemental data
  Net assets, end of period (in 000's)............     $             $             $           $
  Ratio of net investment income (loss) to average
   net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).......................           %             %            %            %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).......................           %             %            %            %
    Without expenses assumed by the Sub-adviser
     (a)..........................................           %             %            %            %
  Ratio of expenses to average net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).......................           %             %            %            %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).......................           %             %            %            %
    Without expenses assumed by the Sub-adviser
     (a)..........................................           %             %            %            %
  Portfolio turnover (a)..........................           %             %            %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year
    ended December 31, 1995 of $   , $   , $   and $   , respectively.

** Includes reimbursement by the Sub-adviser of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year
    ended December 31, 1996 of $   , $   , $   and $   , respectively.

*** Includes reimbursements by the Sub-adviser of New Pacific Fund, Europe Fund and Money Market Fund operating expenses for the fiscal year ended December
    31, 1997 of $   , $   and $   , respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized for periods of less than one year.

                               Prospectus Page 42

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                         YEAR ENDED DEC. 31, 1995
                                ------------------------------------------
                                                GT GLOBAL
                                ------------------------------------------
                                 VARIABLE
                                    NEW       VARIABLE  VARIABLE   MONEY
                                  PACIFIC      EUROPE   AMERICA    MARKET
                                   FUND         FUND      FUND      FUND
                                -----------   --------  --------  --------
Net asset value, beginning of
 period.......................   $            $         $         $
                                -----------   --------  --------  --------
Income from investment
 operations
  Net investment income.......           *            *         *         *
  Net gains or losses on
   securities (both realized
   and unrealized)............
                                -----------   --------  --------  --------
Total from investment
 operations...................
                                -----------   --------  --------  --------
Less distributions
  From net investment
   income.....................
  From net realized gain on
   investments................
  In excess of net investment
   income.....................
  Return of capital...........
                                -----------   --------  --------  --------
    Total distributions.......
                                -----------   --------  --------  --------
Net asset value, end of
 period.......................   $            $         $         $
                                -----------   --------  --------  --------
                                -----------   --------  --------  --------
Total returns +(b)............          %           %         %          %
Ratios/supplemental data
  Net assets, end of period
   (in 000's).................   $            $         $         $
  Ratio of net investment
   income (loss) to average
   net assets:
    With reimbursement by the
     Sub-adviser and expense
     reductions (a)...........          %           %         %          %
    Without reimbursement by
     the Sub-adviser and
     expense reductions (a)...          %           %         %          %
    Without expenses assumed
     by the Sub-adviser (a)...          %           %         %          %
  Ratio of expenses to average
   net assets:
    With reimbursement by the
     Sub-adviser and expense
     reductions (a)...........          %           %         %          %
    Without reimbursement by
     the Sub-adviser and
     expense reductions (a)...          %           %         %          %
    Without expenses assumed
     by the Sub-adviser (a)...          %           %         %          %
  Portfolio turnover (a)......          %           %         %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year
    ended December 31, 1995 of $   , $   , $   and $   , respectively.

** Includes reimbursement by the Sub-adviser of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year
    ended December 31, 1996 of $   , $   , $   and $   , respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized for periods of less than one year.

                               Prospectus Page 43

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                  YEAR ENDED DEC. 31, 1994
                                          -----------------------------------------
                                                          GT GLOBAL
                                          -----------------------------------------
                                           VARIABLE
                                              NEW       VARIABLE   VARIABLE  MONEY
                                            PACIFIC      EUROPE    AMERICA  MARKET
                                             FUND         FUND      FUND     FUND
                                          -----------   --------   -------  -------
Net asset value, beginning of period....    $           $          $        $
                                          -----------   --------   -------  -------
Income from investment operations
  Net investment income.................           **          **         **        **
  Net gains or losses on securities
   (both realized and unrealized).......
                                          -----------   --------   -------  -------
Total from investment operations........
                                          -----------   --------   -------  -------
Less distributions
  From net investment income............
  From net realized gain on
   investments..........................
  In excess of net investment income....
  Return of capital.....................
                                          -----------   --------   -------  -------
Total distributions.....................
                                          -----------   --------   -------  -------
Net asset value, end of period..........    $           $          $        $
                                          -----------   --------   -------  -------
                                          -----------   --------   -------  -------
Total returns +(b)......................            %         %         %         %
Ratios/supplemental data
  Net assets, end of period (in
   000's)...............................    $           $          $        $
  Ratio of net investment income to
   average net assets:
    With reimbursement by the
     Sub-adviser and expense reductions
     (a)................................            %         %         %         %
    Without reimbursement by the
     Sub-adviser and expense reductions
     (a)................................            %         %         %         %
    Without expenses assumed by the
     Sub-adviser (a)....................            %         %         %         %
  Ratio of expenses to average net
   assets:
    With reimbursement by the
     Sub-adviser and expense reductions
     (a)................................            %         %         %         %
    Without reimbursement by the
     Sub-adviser and expense reductions
     (a)................................            %         %         %         %
    Without expenses assumed by the
     Sub-adviser (a)....................            %         %         %         %
  Portfolio turnover (a)................            %         %         %

------------------

+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year
    ended December 31, 1993 of $   , $   , $   and $   , respectively.

** Includes reimbursement by the Sub-adviser of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year
    ended December 31, 1994, of $   , $   , $   and $   , respectively.
(a) Annualized for periods of less than one year.

(b) Not annualized.

                               Prospectus Page 44

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT TRUST

                                                  YEAR ENDED DEC. 31, 1998
                                          -----------------------------------------
                                                     GT GLOBAL VARIABLE
                                          -----------------------------------------
                                                            NATURAL
                                          INFRASTRUCTURE   RESOURCES     EMERGING
                                               FUND          FUND      MARKETS FUND
                                          --------------   ---------   ------------
Net asset value, beginning of period....     $              $            $
                                          --------------   ---------   ------------
Income from investment operations
  Net investment income.................            **             **           **
  Net gains or losses on securities
   (both realized and unrealized).......
                                          --------------   ---------   ------------
Total from investment operations........
                                          --------------   ---------   ------------
Less distributions
  From net investment income............
  From net realized gain on
   investments..........................
  In excess of net realized gain on
   investments..........................
  Return of capital.....................
                                          --------------   ---------   ------------
Total distributions.....................
                                          --------------   ---------   ------------
Net asset value, end of period..........     $              $            $
                                          --------------   ---------   ------------
                                          --------------   ---------   ------------
Total returns +(b)......................           %              %            %
Ratios/supplemental data
  Net assets, end of period (in
   000's)...............................     $              $            $
  Ratio of net investment income to
   average net assets:
    With reimbursement by the
     Sub-adviser and expense reductions
     (a)................................           %              %            %
    Without reimbursement by the
     Sub-adviser and expense reductions
     (a)................................           %              %            %
    Without expenses assumed by the
     Sub-adviser (a)....................           %              %            %
  Ratio of expenses to average net
   assets:
    With reimbursement by the
     Sub-adviser and expense reductions
     (a)................................           %              %            %
    Without reimbursement by the
     Sub-adviser and expense reductions
     (a)................................           %              %            %
    Without expenses assumed by the
     Sub-adviser (a)....................           %              %            %
  Portfolio turnover (a)................           %              %            %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser of Infrastructure Fund, Natural Resources Fund and Emerging Markets Fund operating expenses for the fiscal
    year ended December 31, 1996 of $   , $   and $   , respectively.

** Includes reimbursement by the Sub-adviser of Infrastructure Fund, Natural Resources Fund and Emerging Markets Fund operating expenses for the fiscal
    year ended December 31, 1997 of $   , $   and $   , respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized.

                               Prospectus Page 45

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT TRUST

                                                  YEAR ENDED DEC. 31, 1997                    YEAR ENDED DEC. 31, 1996
                                          -----------------------------------------   -----------------------------------------
                                                     GT GLOBAL VARIABLE                          GT GLOBAL VARIABLE
                                          -----------------------------------------   -----------------------------------------
                                                            NATURAL                                     NATURAL
                                          INFRASTRUCTURE   RESOURCES     EMERGING     INFRASTRUCTURE   RESOURCES     EMERGING
                                               FUND          FUND      MARKETS FUND        FUND          FUND      MARKETS FUND
                                          --------------   ---------   ------------   --------------   ---------   ------------
Net asset value, beginning of period....     $              $            $               $              $            $
                                          --------------   ---------   ------------   --------------   ---------   ------------
Income from investment operations
  Net investment income.................            **             **           **              *              *            *
  Net gains or losses on securities
   (both realized and unrealized).......
                                          --------------   ---------   ------------   --------------   ---------   ------------
Total from investment operations........
                                          --------------   ---------   ------------   --------------   ---------   ------------
Less distributions
  From net investment income............
  From net realized gain on
   investments..........................
  In excess of net realized gain on
   investments..........................
  Return of capital.....................
                                          --------------   ---------   ------------   --------------   ---------   ------------
Total distributions.....................
                                          --------------   ---------   ------------   --------------   ---------   ------------
Net asset value, end of period..........     $              $            $               $              $            $
                                          --------------   ---------   ------------   --------------   ---------   ------------
                                          --------------   ---------   ------------   --------------   ---------   ------------
Total returns +(b)......................           %              %            %               %              %            %
Ratios/supplemental data
  Net assets, end of period (in
   000's)...............................     $              $            $               $              $            $
  Ratio of net investment income to
   average net assets:
    With reimbursement by the
     Sub-adviser and expense reductions
     (a)................................           %              %            %               %              %            %
    Without reimbursement by the Sub-
     adviser and expense reductions
     (a)................................           %              %            %               %              %            %
    Without expenses assumed by the Sub-
     adviser (a)........................           %              %            %               %              %            %
  Ratio of expenses to average net
   assets:
    With reimbursement by the
     Sub-adviser and expense reductions
     (a)................................           %              %            %               %              %            %
    Without reimbursement by the Sub-
     adviser and expense reductions
     (a)................................           %              %            %               %              %            %
    Without expenses assumed by the Sub-
     adviser (a)........................           %              %            %               %              %            %
  Portfolio turnover (a)................           %              %            %               %              %            %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser of Infrastructure Fund, Natural Resources Fund and Emerging Markets Fund operating expenses for the fiscal
    year ended December 31, 1996 of $   , $   and $   , respectively.

** Includes reimbursement by the Sub-adviser of Infrastructure Fund, Natural Resources Fund and Emerging Markets Fund operating expenses for the fiscal
    year ended December 31, 1997 of $   , $   and $   , respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized.

                               Prospectus Page 46

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                            NATURAL                      EMERGING
                                          INFRASTRUCTURE   RESOURCES     EMERGING         MARKETS
                                               FUND          FUND      MARKETS FUND        FUND
                                          --------------   ---------   ------------   ---------------
                                                                        GT GLOBAL
                                                                         VARIABLE
                                                                       ------------
                                                                                       JULY 5, 1994
                                                JAN. 31, 1995                          (COMMENCEMENT
                                                (COMMENCEMENT           YEAR ENDED    OF OPERATIONS)
                                              OF OPERATIONS) TO          DEC. 31,           TO
                                                DEC. 31, 1995              1995        DEC. 31, 1994
                                          --------------------------   ------------   ---------------
Net asset value, beginning of period....     $              $            $                $
                                             -------       ---------   ------------       -------
Income from investment operations
  Net investment income.................            ***            ***          **               *
  Net gains or losses on securities
   (both realized and unrealized).......
                                             -------       ---------   ------------       -------
Total from investment operations........
                                             -------       ---------   ------------       -------
Less distributions
  From net investment income............
  From net realized gain on
   investments..........................
  In excess of net realized gain on
   investments..........................
  Return of capital.....................
                                             -------       ---------   ------------       -------
Total distributions.....................
                                             -------       ---------   ------------       -------
Net asset value, end of period..........     $              $            $                $
                                             -------       ---------   ------------       -------
                                             -------       ---------   ------------       -------
Total returns +(b)......................           %              %            %                %
Ratios/supplemental data
  Net assets, end of period (in
   000's)...............................     $              $            $                $
  Ratio of net investment income to
   average net assets:
    With reimbursement by the
     Sub-adviser and expense reductions
     (a)................................           %              %            %                %
    Without reimbursement by the
     Sub-adviser and expense
     reductions (a).....................           %              %            %                %
    Without expenses assumed by the
     Sub-adviser (a)....................           %              %            %                %
  Ratio of expenses to average net
   assets:
    With reimbursement by the
     Sub-adviser and expense reductions
     (a)................................           %              %            %                %
    Without reimbursement by the
     Sub-adviser and expense
     reductions (a).....................           %              %            %                %
    Without expenses assumed by the
     Sub-adviser (a)....................           %              %            %                %
  Portfolio turnover (a)................           %              %            %                %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

*   Includes reimbursement by the Sub-adviser of Emerging Markets Fund operating
    expenses of $   .

**  Includes reimbursement by the Sub-adviser of Emerging Markets Fund operating
    expenses for the fiscal year ended December 31, 1995 of $   .

*** Includes reimbursement by the Sub-adviser of operating expenses for the period January 31, 1995 to December 31, 1995 for the Infrastructure Fund and
    Natural Resources Fund of $   and $   , respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized.

                               Prospectus Page 47

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                               YEAR ENDED DEC. 31, 1998
                                                  ----------------------------------------------------------------------------------
                                                                                  GT GLOBAL VARIABLE
                                                  ----------------------------------------------------------------------------------
                                                     LATIN                                  GLOBAL          U.S.         TELECOM-
                                                    AMERICA     GROWTH &     STRATEGIC    GOVERNMENT     GOVERNMENT     MUNICATIONS
                                                     FUND      INCOME FUND  INCOME FUND   INCOME FUND    INCOME FUND       FUND
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, beginning of period............   $            $            $             $              $              $
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Income from investment operations
  Net investment income.........................
  Net gains or losses on securities (both
   realized and unrealized).....................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total from investment operations................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Less distributions
  From net investment income....................
  From net realized gain on investments.........
  In excess of net investment income............
  Return of capital.............................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total distributions.............................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, end of period..................   $            $            $             $              $              $
                                                  -----------  -----------  -----------  -------------  -------------  -------------
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total returns +(b)..............................           %            %            %             %              %              %
Ratios/supplemental data
  Net assets, end of period (in 000's)..........   $            $            $             $              $              $
  Ratio of net investment income to average net
   assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without expenses assumed by the Sub-adviser
     (a)........................................           %            %            %             %              %              %
  Ratio of expenses to average net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without expenses assumed by the Sub-adviser
     (a)........................................           %            %            %             %              %              %
  Portfolio turnover (a)........................           %            %            %             %              %              %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser of operating expenses for the fiscal year ended December 31, 1996 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund,
    the U.S. Government Income Fund and the Telecommunications Fund of $   ,
    $   , $   , $   , $   and $   , respectively.

** Includes reimbursement by the Sub-adviser of operating expenses for the fiscal year ended December 31, 1997 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund
    and the U.S. Government Income Fund of $   , $   , $   , $   and $   ,
    respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized.

                               Prospectus Page 48

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                               YEAR ENDED DEC. 31, 1997
                                                  ----------------------------------------------------------------------------------
                                                                                  GT GLOBAL VARIABLE
                                                  ----------------------------------------------------------------------------------
                                                     LATIN                                  GLOBAL          U.S.         TELECOM-
                                                    AMERICA     GROWTH &     STRATEGIC    GOVERNMENT     GOVERNMENT     MUNICATIONS
                                                     FUND      INCOME FUND  INCOME FUND   INCOME FUND    INCOME FUND       FUND
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, beginning of period............   $            $            $             $              $              $
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Income from investment operations
  Net investment income.........................            **           **           **            **             **
  Net gains or losses on securities (both
   realized and unrealized).....................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total from investment operations................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Less distributions
  From net investment income....................
  From net realized gain on investments.........
  In excess of net investment income............
  Return of capital.............................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total distributions.............................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, end of period..................   $            $            $             $              $              $
                                                  -----------  -----------  -----------  -------------  -------------  -------------
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total returns +(b)..............................           %            %            %             %              %              %
Ratios/supplemental data
  Net assets, end of period (in 000's)..........   $            $            $             $              $              $
  Ratio of net investment income to average net
   assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without expenses assumed by the Sub-adviser
     (a)........................................           %            %            %             %              %              %
  Ratio of expenses to average net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without expenses assumed by the Sub-adviser
     (a)........................................           %            %            %             %              %              %
  Portfolio turnover (a)........................           %            %            %             %              %              %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser of operating expenses for the fiscal year ended December 31, 1996 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund,
    the U.S. Government Income Fund and the Telecommunications Fund of $   ,
    $   , $   , $   , $   and $   , respectively.

** Includes reimbursement by the Sub-adviser of operating expenses for the fiscal year ended December 31, 1997 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund
    and the U.S. Government Income Fund of $   , $   , $   , $   and $   ,
    respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized.

                               Prospectus Page 49

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                               YEAR ENDED DEC. 31, 1996
                                                  ----------------------------------------------------------------------------------
                                                                                  GT GLOBAL VARIABLE
                                                  ----------------------------------------------------------------------------------
                                                     LATIN                                  GLOBAL          U.S.         TELECOM-
                                                    AMERICA     GROWTH &     STRATEGIC    GOVERNMENT     GOVERNMENT     MUNICATIONS
                                                     FUND      INCOME FUND  INCOME FUND   INCOME FUND    INCOME FUND       FUND
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, beginning of period............   $            $            $             $              $              $
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Income from investment operations
  Net investment income.........................            *            *            *             *              *             *
  Net gains or losses on securities (both
   realized and unrealized).....................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total from investment operations................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Less distributions
  From net investment income....................
  From net realized gain on investments.........
  In excess of net investment income............
  Return of capital.............................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total distributions.............................
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, end of period..................   $            $            $             $              $              $
                                                  -----------  -----------  -----------  -------------  -------------  -------------
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total returns +(b)..............................           %            %            %             %              %              %
Ratios/supplemental data
  Net assets, end of period (in 000's)..........   $            $            $             $              $              $
  Ratio of net investment income to average net
   assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without expenses assumed by the Sub-adviser
     (a)........................................           %            %            %             %              %              %
  Ratio of expenses to average net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).....................           %            %            %             %              %              %
    Without expenses assumed by the Sub-adviser
     (a)........................................           %            %            %             %              %              %
  Portfolio turnover (a)........................           %            %            %             %              %              %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser of operating expenses for the fiscal year ended December 31, 1996 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund,
    the U.S. Government Income Fund and the Telecommunications Fund of $   ,
    $   , $   , $   , $   and $   , respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized.

                               Prospectus Page 50

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                             YEAR ENDED DEC. 31, 1995
                                                  -------------------------------------------------------------------------------
                                                                                GT GLOBAL VARIABLE
                                                  -------------------------------------------------------------------------------
                                                    LATIN                                 GLOBAL          U.S.        TELECOM-
                                                   AMERICA    GROWTH &     STRATEGIC    GOVERNMENT     GOVERNMENT    MUNICATIONS
                                                    FUND     INCOME FUND  INCOME FUND   INCOME FUND   INCOME FUND       FUND
                                                  ---------  -----------  -----------  -------------  ------------  -------------
Net asset value, beginning of period............  $           $            $             $             $              $
                                                  ---------  -----------  -----------  -------------  ------------  -------------
Income from investment operations
  Net investment income.........................          *           *            *             *              *             *
  Net gains or losses on securities (both
   realized and unrealized).....................
                                                  ---------  -----------  -----------  -------------  ------------  -------------
Total from investment operations................
                                                  ---------  -----------  -----------  -------------  ------------  -------------
Less distributions
  From net investment income....................
  From net realized gain on investments.........
  In excess of net investment income............
  Return of capital.............................
                                                  ---------  -----------  -----------  -------------  ------------  -------------
Total distributions.............................
                                                  ---------  -----------  -----------  -------------  ------------  -------------
Net asset value, end of period..................  $           $            $             $             $              $
                                                  ---------  -----------  -----------  -------------  ------------  -------------
                                                  ---------  -----------  -----------  -------------  ------------  -------------
Total returns +(b)..............................          %           %            %             %              %             %
Ratios/supplemental data
  Net assets, end of period (in 000's)..........  $           $            $             $             $              $
  Ratio of net investment income to average net
   assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).....................          %           %            %             %              %             %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).....................          %           %            %             %              %             %
    Without expenses assumed by the Sub-adviser
     (a)........................................          %           %            %             %              %             %
  Ratio of expenses to average net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a).....................          %           %            %             %              %             %
    Without reimbursement by the Sub-adviser and
     expense reductions (a).....................          %           %            %             %              %             %
    Without expenses assumed by the Sub-adviser
     (a)........................................          %           %            %             %              %             %
  Portfolio turnover (a)........................          %           %            %             %              %             %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser of operating expenses for the fiscal year ended December 31, 1995 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund,
    the U.S. Government Income Fund and the Telecommunications Fund of $   ,
    $   , $   , $   , $   and $   , respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized.

                               Prospectus Page 51

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                              YEAR ENDED DEC. 31, 1994
                                                 ----------------------------------------------------------------------------------
                                                                                 GT GLOBAL VARIABLE
                                                 ----------------------------------------------------------------------------------
                                                    LATIN                                  GLOBAL          U.S.         TELECOM-
                                                   AMERICA     GROWTH &     STRATEGIC    GOVERNMENT     GOVERNMENT     MUNICATIONS
                                                    FUND      INCOME FUND  INCOME FUND   INCOME FUND    INCOME FUND       FUND
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, beginning of period...........   $            $            $             $              $              $
Income from investment operations
  Net investment income........................           *            *            *             *              *              *
  Net gains or losses on securities (both
   realized and unrealized)....................
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Total from investment operations...............
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Less distributions
  From net investment income...................
  From net realized gain on investments........
  In excess of net investment income...........
  Return of capital............................
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Total distributions............................
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, end of period.................   $            $                    1     $              $              $
                                                 -----------  -----------  -----------  -------------  -------------  -------------
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Total returns +(b).............................           %            %            %             %              %              %
Ratios/supplemental data
  Net assets, end of period (in 000's).........   $            $            $             $              $              $
  Ratio of net investment income to average net
   assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a)....................           %            %            %             %              %              %
    Without reimbursement by the Sub-adviser
     and expense reductions (a)................           %            %            %             %              %              %
    Without expenses assumed by the Sub-adviser
     (a).......................................           %            %            %             %              %              %
  Ratio of expenses to average net assets:
    With reimbursement by the Sub-adviser and
     expense reductions (a)....................           %            %            %             %              %              %
    Without reimbursement by the Sub-adviser
     and expense reductions (a)................           %            %            %             %              %              %
    Without expenses assumed by the Sub-adviser
     (a).......................................           %            %            %             %              %              %
  Portfolio turnover (a).......................           %            %            %             %              %              %

------------------
+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

* Includes reimbursement by the Sub-adviser for Latin America Fund, Growth & Income Fund, Strategic Income Fund, Global Government Income Fund, U.S. Government Income Fund and Telecommunications Fund operating expenses for
    the fiscal year ended December 31, 1994 of $   , $   , $   , $   , $   and
    $   , respectively.

(a) Annualized for periods of less than one year.

(b) Not annualized.

                               Prospectus Page 52

                                 HOW TO INVEST

--------------------------------------------------------------------------------

The funds serve as funding vehicles for the variable annuity contracts offered by participating insurance companies through separate accounts. Shares of the funds may be offered to separate accounts of participating insurance companies and serve as the underlying investments for variable annuity contracts.

The owners of variable annuity contracts may allocate premium payments among the general accounts of the participating insurance companies and the divisions of the separate accounts that correspond to the funds. Individuals may not pay variable annuity premiums directly to the funds.

The variable annuity contracts are described in a separate prospectus issued by each participating insurance company for which the companies assume no responsibility. Individual variable annuity contract holders are not the "shareholders" of either company or any fund. Rather, each participating insurance company and its separate accounts are the shareholders (the "shareholders"). In accordance with current law, shareholder voting rights will be passed on to variable annuity contract holders. As described below, for certain matters company shareholders vote together as a group; as to other matters, they vote separately by fund.

Shares of the funds are offered and redeemed at their respective net asset values without the addition of any sales load or redemption charge next determined following receipt by a separate account of premium payments, surrender requests under policies, loan payments, transfer requests, and similar or related transactions. The funds do not issue share certificates. See "Pricing of Shares."

--------------------------------------------------------------------------------

                               PRICING OF SHARES

--------------------------------------------------------------------------------

Each of the funds prices its shares based upon its net asset value. The net asset value of a fund is equal to its total assets (consisting mainly of portfolio securities and cash) minus its total liabilities. Each of the funds, other than the Money Market Fund, values its portfolio securities for which market quotations are readily available at market price. The funds value short-term investments (maturing within 60 days) at amortized cost, which approximates market value. The Money Market Fund values its assets at amortized cost. When market quotations for futures and options positions held by the funds are readily available, those positions are valued based upon such quotations. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based upon the prevailing exchange rates on that day. Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by, or under the supervision of, the respective fund's Board of Trustees.

In addition, if, between the time trading ends for a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the funds may value the security at its fair value as determined in good faith by, or under the supervision of, the Board of Trustees of the fund. Because some of the funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

Each fund determines the net asset value of its shares as of the close of regular trading on the NYSE on each day the NYSE is open for business. The funds price purchase, exchange, and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

                               Prospectus Page 53

                                     TAXES

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS.
In general, dividends and distributions you receive from each fund are taxable as ordinary income or capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending upon the length of time the fund holds its assets (i.e., short-term and long-term capital gains distributions). Every year, an account statement showing the amount of dividends and distributions you received from each fund during the prior year will be send to you.

The Money Market Fund declares dividends from net investment income on each day that it determines its net asset value. These dividends are usually paid on the last calendar day of each month. The Money Market Fund generally makes distributions of any net short-term capital gain annually after the end of its fiscal year on December 31. The Money Market Fund does not expect to realize any long-term capital gains. The Strategic Income Fund, the Global Government Income Fund, and the U.S. Government Income Fund each declare and pay dividends from net investment income, if any, and make distributions of net short-term capital gains, if any, on a quarterly basis. The Growth & Income Fund declares and pays dividends from net investment income, if any, and makes distributions of net short-term capital gains, if any, on a quarterly basis. The New Pacific Fund, the Europe Fund, the International Fund, the America Fund, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Latin America Fund, and the Emerging Markets Fund each declare and pay dividends from net investment income, if any, on an annual basis.

All funds, except the Money Market Fund, distribute to shareholders on an annual basis substantially all of their net capital gains (excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Dividends and other distributions from a fund are paid in additional shares of that fund at net asset value per share, unless AIM Fund Services, Inc., the funds' transfer agent, is instructed otherwise.

Fund shares are offered only to separate accounts established to fund variable annuity contracts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts.

Each fund intends to continue to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the funds by the 1940 Act and Subchapter M of the Code, place certain limitations on the amount of assets of each separate account -- and, because section 817(h) and those regulations treat each fund's assets as assets of the related separate accounts, of each fund -- that can be invested in securities of a single issuer.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the funds and the separate accounts. For further information, see the statement of additional information and the applicable variable annuity contract prospectus.

                               Prospectus Page 54

                        OBTAINING ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The statement of additional information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC) contains more details about each of the funds and is incorporated by reference into each prospectus (is legally a part of each prospectus). Annual and semi-annual report to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected that fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:        A I M Distributors, Inc.
                11 Greenway Plaza, Suite 100
                Houston, TX 77046-1173
BY TELEPHONE:   (800) 347-4246
BY E-MAIL:      general@aimfunds.com

You can also obtain copies of the funds' SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

GT Global Variable Investment Series
SEC 1940 Act file number: 811-6632
GT Global Variable Investment Trust
SEC 1940 Act file number: 811-7164

                               Prospectus Page 55

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                      GT GLOBAL VARIABLE NEW PACIFIC FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                     GT GLOBAL VARIABLE LATIN AMERICA FUND
                        GT GLOBAL VARIABLE AMERICA FUND
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                    GT GLOBAL VARIABLE GROWTH & INCOME FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
                          GT GLOBAL MONEY MARKET FUND

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                  May 3, 1999

--------------------------------------------------------------------------------

This Statement of Additional Information relates to the GT Global Variable Investment Funds (individually a "Fund," and collectively, the "Funds"). Each Fund is organized as a separate series of either GT Global Variable Investment Series ("Investment Series") or GT Global Variable Investment Trust ("Investment Trust") (individually, a "Company," and collectively, the "Companies"). This Statement of Additional Information which is not a prospectus, supplements and should be read in conjunction with the Funds' current Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or by calling the Funds at the toll-free phone number printed above. Shares of each Fund are offered only to separate accounts ("Separate Accounts") that fund certain variable annuity contracts ("VA Contracts") offered by certain life insurance companies ("Participating Insurance Companies").

A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for and/or INVESCO Asset Management Limited ("IAML") or INVESCO
(NY), Inc. ("INVESCO (NY)") serves as the investment sub-advisor and sub-administrator for each of the Funds. The Funds' Transfer Agent is A I M Investor Services, Inc. ("Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................     19
Risk Factors.............................................................................................................     29
Investment Limitations...................................................................................................     40
Execution of Portfolio Transactions......................................................................................     51
Trustees and Executive Officers..........................................................................................     55
Management...............................................................................................................     57
Valuation of Fund Shares.................................................................................................     61
Information Relating to Sales and Redemptions............................................................................     62
Taxes....................................................................................................................     64
Additional Information...................................................................................................     66
Investment Results.......................................................................................................     67
Description of Debt Ratings..............................................................................................     75
Appendix.................................................................................................................     77
Financial Statements.....................................................................................................     78

                                     [LOGO]

                   Statement of Additional Information Page 1

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
The investment objective of each of the following Funds as defined in the Prospectus, is long-term growth of capital: GT GLOBAL VARIABLE NEW PACIFIC FUND ("New Pacific Fund"), GT GLOBAL VARIABLE INTERNATIONAL FUND ("International Fund"), GT GLOBAL VARIABLE EUROPE FUND ("Europe Fund") and GT GLOBAL VARIABLE AMERICA FUND ("America Fund"). GT GLOBAL VARIABLE LATIN AMERICA FUND ("Latin America Fund") seeks capital appreciation. The investment objective of each of GT GLOBAL VARIABLE EMERGING MARKETS FUND ("Emerging Markets Fund") and GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND ("Telecommunications Fund") is long-term growth of capital. The investment objective of each of GT GLOBAL VARIABLE
INFRASTRUCTURE FUND ("Infrastructure Fund") and GT GLOBAL VARIABLE NATURAL RESOURCES FUND ("Natural Resources Fund") is long-term capital growth. The investment objectives of GT GLOBAL VARIABLE GROWTH & INCOME FUND ("Growth & Income Fund") are long-term capital appreciation together with current income. GT GLOBAL VARIABLE STRATEGIC INCOME FUND ("Strategic Income Fund") seeks high current income as its primary investment objective. The Strategic Income Fund's secondary investment objective is capital appreciation. GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND ("Global Government Income Fund") seeks high current income as its primary investment objective. The Global Government Income Fund's secondary investment objectives are capital appreciation and protection of principal through active management of the maturity structure and currency exposure. The investment objective of GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND ("U.S. Government Income Fund") is a high level of current income, consistent with the preservation of capital. The investment objective of GT GLOBAL MONEY MARKET FUND ("Money Market Fund") is maximum current income consistent with liquidity and conservation of capital.

SELECTION OF INVESTMENTS
    GENERAL. Each Fund seeks to achieve its investment objective(s) through a distinct set of investment policies. In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, AIM and/or the sub-advisors ordinarily consider the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies for possible investment by each Fund, AIM and/or the sub-advisors ordinarily look for one or more of the following characteristics: above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

In certain countries, governmental and other restrictions on investment may affect a Fund's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market price, liquidity and rights with respect to those securities may vary from shares owned by nationals. At this time, AIM and/ or the sub-advisors are not aware of the existence of any investment or exchange control regulations which might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Funds has a present intention of making any significant investment in any country or stock market in which AIM and/or the sub-advisors consider the political or economic situation to threaten a Fund with substantial or total loss of its investment in such country or market.

    THE NEW PACIFIC FUND, THE EUROPE FUND, AND THE INTERNATIONAL FUND. For purposes of this Statement of Additional Information, an issuer typically is considered as domiciled in a particular country if it is: (a) organized under the laws of, or has its principal office in, a particular country; or (b)
normally   derives  50%  or  more  of   its  total  revenues  from  business  in

                   Statement of Additional Information Page 2

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
that country, provided that, in the view of AIM and/or the Fund's sub-advisor, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by AIM and/or the Funds' sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country. From time to time, the Board of Trustees of a Fund may add or delete countries from that Fund's primary investment area.

Each Fund may invest up to 35% of its assets in the equity securities of issuers domiciled outside of its primary investment area, including: (i) securities of issuers not domiciled in the primary investment area but which are linked by tradition, economic markets, cultural similarities or geography to such primary investment area; and (ii) securities of issuers domiciled elsewhere in the world that have operations in the primary investment area or that stand to benefit from political and economic events in the primary investment area.

Among the factors considered by AIM and/or the Funds' sub-advisor in selecting markets in which to invest are that several markets included in the primary investment areas of the New Pacific Fund, the Europe Fund, and the International Fund are so-called developing countries and their economies and markets are less developed and more prone to uncertainty, instability and risk than the other markets in which such Funds invest.

Under normal circumstances, the assets of the International Fund are invested in the equity securities of issuers domiciled in at least three different countries.

    THE AMERICA FUND. The Fund's process for selecting mid-cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The quality control process ensures consistency with the industry and asset allocation guidelines as well as the stock guideline. There is no assurance that this process will produce better or more consistent results than other investment processes.

    THE EMERGING MARKETS FUND. The Emerging Markets Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, and the United States. In determining what countries constitute emerging markets the Sub-advisor will consider, among other things, data analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

    THE EMERGING MARKETS FUND AND THE STRATEGIC INCOME FUND. The Emerging Markets Fund and the Strategic Income Fund will consider investment in following emerging markets:

Algeria                             Hungary                             Peru
Argentina                           India                               Philippines
Bolivia                             Indonesia                           Poland
Botswana                            Israel                              Portugal
Brazil                              Ivory Coast                         Republic of Slovakia
Bulgaria                            Jamaica                             Russia
Chile                               Jordan                              Singapore
China                               Kazakhstan                          Slovenia
Colombia                            Kenya                               South Africa
Costa Rica                          Lebanon                             South Korea
Cyprus                              Malaysia                            Sri Lanka
Czech Republic                      Mauritius                           Swaziland
Dominican Republic                  Mexico                              Taiwan
Ecuador                             Morocco                             Thailand
Egypt                               Nicaragua                           Turkey
El Salvador                         Nigeria                             Ukraine
Finland                             Oman                                Uruguay
Ghana                               Pakistan                            Venezuela
Greece                              Panama                              Zambia
Hong Kong                           Paraguay                            Zimbabwe

                   Statement of Additional Information Page 3

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Although the Emerging Markets Fund and the Strategic Income Fund each consider all of the above-listed countries eligible for investment, they will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Funds' assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks, or for other reasons.

The Emerging Markets Fund may invest in common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities, and substantially similar forms of equity with comparable risk characteristics. A company in an "emerging market" is an entity: (i) for which the principal trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made, or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market. The Fund may invest up to 35% of its total assets in securities of issuers not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to date of this prospectus. Growth of capital in debt securities in which the Fund invests may arise as a result of favorable changes in relative foreign exchange rates, in relative interest levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Fund is incidental to its objective of long-term growth of capital.

The Strategic Income Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; commercial banks; and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments (including mortgage-backed and asset-backed securities of foreign issuers as well as domestic issuers). The Fund considers "emerging markets" to consist of all countries determined by AIM and/or the Fund's sub-advisor to have developing or emerging economies or markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe.

    THE INFRASTRUCTURE FUND. The Fund may invest, in addition to common stock, in the preferred stock and warrants to acquire common and preferred stock issued by infrastructure companies.

In addition to the types of infrastructure companies listed in the Prospectus, the Fund may also invest in companies engaged in the designing, developing or providing of: (i) electricity production; (ii) steel, concrete, or similar types of products; (iii) mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and (iv) other products and services which, in the judgment of AIM and/or the Fund's sub-advisor, constitute services significant to the development of a country's infrastructure.

AIM and the Fund's sub-advisor believe that a country's infrastructure is one key to the long-term success of that country's economy. AIM and the Fund's sub-advisor also believe that adequate energy, transportation, water and communications systems are essential for long-term economic growth. AIM and the Fund's sub-advisor believe that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of and services and manufactured goods.

In the developed countries of North America, Europe, Japan and the Pacific Rim, AIM and/or the Fund's sub-advisor expect that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the view of AIM and the Fund's sub-advisor, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

AIM and the Fund's sub-advisor believe that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economic growth may be the development or improvement of their infrastructure.

    THE NATURAL RESOURCES FUND. With respect to the Natural Resources Fund, AIM has identified four areas that it expects will create investment opportunities:
(i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

The Fund may invest, in addition to common stock, in the preferred stock and warrants to acquire common and preferred stock issued by natural resource companies.

                   Statement of Additional Information Page 4

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

In addition to the types of natural resources companies listed in the Prospectus, the Fund may also invest in companies which own, explore, or develop: (i) energy sources such as gas and coal; (ii) ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); (iii) forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); refined products (such as chemicals and steel); and
(iv) other products and services which, in the judgment of AIM and/or the Fund's sub-advisor, are significant to the ownership and development of natural resources and other basic commodities.

AIM and/or the Fund's sub-advisor will allocate the Fund's investments among those natural resource companies depending on their assessment of their long-term growth potential. In assessing these companies' long-term growth potential, AIM and/or the sub-advisor will evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels, and the potential to accumulate new resources.

AIM and the Fund's sub-advisor believe that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. AIM and the Fund's sub-advisor believe there changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

AIM and the Fund's sub-advisor also believe that investments in natural resource industries offer an opportunity to protect wealth against the capital eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. AIM and the Fund's sub-advisor believe that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

    THE TELECOMMUNICATIONS FUND. With respect to the Telecommunications Fund, AIM has identified four areas that it expects will create investment opportunities and lead to growth in the sector: (i) the deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) the privatization of state-owned telecommunications businesses; (iii) the development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies, that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

The Fund may invest, in addition to common stock, in the preferred stock and warrants to acquire common and preferred stock issued by telecommunications companies.

Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. AIM and/or the Fund's sub-advisor will allocate the Fund's investments among these sectors depending upon their assessment of the relative long-term growth potentials of the sectors.

In addition to the types of telecommunications companies listed in the Prospectus, the Fund may also invest in companies designing, developing, or providing the following products and services: cellular radio paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

AIM and/or the Fund's sub-advisor expect that, from time to time, a significant portion of the Fund's assets may be invested in the securities of domestic issuers. Telecommunications, however, is a global industry with significant, growing markets outside of the United States. A sizable proportion of the companies that comprise the telecommunications industry are headquartered outside of the United States. For these reasons, AIM and/or the Fund's sub-advisor believe that a portfolio comprised only of securities of U.S. issuers does not provide the greatest potential for return from a telecommunications investment. AIM and/or the Fund's sub-advisor use their financial expertise in markets located throughout the world in attempting to identify those countries and telecommunications companies then providing the greatest potential for long-term capital appreciation. In this fashion, AIM and/or the Fund's sub-advisor and the Fund seek to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global telecommunications industry. AIM and/or the Fund's sub-advisor will allocate the Fund's assets among securities of countries and in currency denominations and industry sectors where opportunities for meeting the Fund's investment objective are expected to be the most attractive.

                   Statement of Additional Information Page 5
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

AIM and/or the Fund's sub-advisor believe that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print, also may be represented, however.

    THE GROWTH & INCOME FUND. With respect to the Growth & Income Fund, AIM and the Fund's sub-advisor attempt to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors. In evaluating possible equity investments, AIM and the Fund's sub-advisor attempt to identify and acquire only securities they deem to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that AIM and the Fund's sub-advisor believe will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer which, for instance, has improved its sales or earnings or of an issuer the balance sheet and financial condition of which are improving. AIM and the Fund's sub-advisor seek to avoid investing in equity securities that appear overly speculative or risky, even if they have otherwise attractive features or investment potential.

In evaluating debt securities considered for investment by the Growth & Income Fund, AIM and the Fund's sub-advisor analyze their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it. AIM and the Fund's sub-advisor may increase the average maturity of the portion of the Fund's holdings invested in debt obligations when they expect interest rates to decline, and may decrease such maturity when they expect interest rates to rise. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Growth & Income Fund for investment or on the average weighted maturity of the debt portion of the Fund's holdings. Should the rating of a debt security be revised while such security is owned by the Growth & Income Fund, AIM and the Fund's sub-advisor will evaluate what action, if any, is appropriate with respect to such security. See "Description of Debt Ratings."

The Fund may invest in common stock, preferred stock, and warrants to acquire such securities, and other equity securities. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities. The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, the Western Europe nations, New Zealand and Australia. The Fund may purchase securities of an issuer located in one country but denominated in the currency of another country (or a multinational currency unit).

    THE LATIN AMERICA FUND. Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Latin America Fund intends to acquire Sovereign Debt to hold and trade in appropriate circumstances, as well as to use to participate in Latin American debt conversion programs. See "Risk Factors" in the Funds' Prospectus and "Risk Factors" below. AIM and the Fund's sub-advisor will evaluate opportunities to enter into debt conversion transactions as they arise but do not currently intend to invest more than 5% of the Latin America Fund's assets in such programs.

The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures, or other forms of indebtedness that may be developed in the future.

Unless otherwise indicated, the Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela.

                   Statement of Additional Information Page 6
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from such debt securities owned by the Fund is incidental to the Fund's objective of capital appreciation.

For purposes of defining Latin American issuers, the Fund's purchases of securities issued outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities. In evaluating investments in securities of U.S. issuers, AIM and/or the Fund's sub-advisor will consider, among other factors, the issuer's Latin American business activities and the impact that developments in Latin America may have on the issuer's operations and financial condition.

Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of the Fund's assets directly invested in Chile may be less than the portion invested in other Latin American countries because, at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, the Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.

    THE GLOBAL GOVERNMENT INCOME FUND. The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units.

The U.S. government securities in which the Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association ("GNMA") certificates), securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks ("FHLBs"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA"), and the Tennessee Valley Authority ("TVA")).

AIM and/or the Fund's sub-advisor select securities of particular issuers on the basis of their views as to the best values in the marketplace. This judgment involves expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of supply and demand.

    THE U.S. GOVERNMENT INCOME FUND. The Fund may invest in U.S. government securities including: direct obligations of the U.S Treasury (such as Treasury bills, notes, and bonds); and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as GNMA certificates), securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of the FHLBs) and securities supported primarily or solely by the creditworthiness of the issuer (such as securities of Fannie Mae, FHMLC, SLMA and TVA).

U.S. government securities in which the Fund may invest include mortgage backed securities, which are issued or guaranteed as to principal and interest by GNMA, Fannie Mae, FHMLC or other government-sponsored enterprises. Such securities include fixed-rate mortgage obligations, collateralized mortgage obligations and adjustable rate mortgages.

Treasury bills, notes and bonds and other obligations backed by the full faith and credit pledge of the U.S. government historically have involved little risk of loss of principal if held to maturity. While not backed by the full faith and credit pledge of the U.S. government, securities issued or guaranteed by Fannie Mae or FHLMC are high quality investments having minimal credit risks. All securities in which the Fund invests, however, are subject to variations in market value due to interest rate fluctuations.

A number of U.S. government agencies or government-sponsored organizations also sell their own debt securities. These agencies typically are created by Congress to fulfill a specific function, such as providing credit to home buyers or farmers; for example, FHLBs, Federal Farm Credit Banks, and SLMA. Some of these obligations are backed by the full faith and credit of the U.S. government, as noted above, and some are supported primarily or solely by the creditworthiness of the issuing agency, such as those issued by TVA. These securities traditionally offer somewhat higher yields than U.S. Treasury securities having similar maturities but may have greater principal risk.

                   Statement of Additional Information Page 7
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

The Fund may invest in bonds issued by the Resolution Funding Corporation ("Refcorp") whose interest payments are guaranteed by U.S. Treasury zero coupon bonds. The amount and maturity date of the Refcorp bonds are the same as the amount and maturity date of the corresponding U.S. Treasury zero coupon bonds held in a separate custody account at the Federal Reserve Bank of New York. Upon maturity, the Refcorp bonds will be repaid from the proceeds of those U.S. Treasury zero coupon bonds maturing on the same date.

    MONEY MARKET FUND. Commercial paper may include corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). These corporate obligations include variable rate master notes, which are redeemable upon notice and permit investment in fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. In addition to the foregoing securities, the Fund may acquire participation interests in securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
The Strategic Income Fund, Global Government Income Fund and U.S. Government Income Fund may invest in mortgage-backed securities, including fixed-rate mortgage obligations, adjustable rate mortgage obligations ("ARMs") and collateralized mortgage obligations. Each of these Funds may also invest in asset-backed securities.

Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class pass through securities and mortgage-backed securities are referred to in this Statement of Additional Information as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

When   interest  rates  go  down   and  homeowners  refinance  their  mortgages,
mortgage-backed bonds may be paid off more quickly than investors expect.

When interest rates rise, mortgage-backed bonds may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate to a greater degree and more rapidly than ordinary fixed income securities.

Other asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are different. These underlying assets may be nearly any type of financial asset or receivable, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from credit cards. Like mortgage-backed securities, asset-backed securities can change in value in response to interest rate changes to a greater degree and more rapidly than ordinary fixed income securities.

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. The U.S. government mortgage-backed securities in which the Funds may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association ("GNMA"), Fannie Mae, or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with its investment limitations, a Fund expects to invest in those new types of mortgage-backed securities that AIM and/or the Fund's sub-advisor believes may assist that Fund in achieving its investment objective. Similarly, a Fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and

                   Statement of Additional Information Page 8

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgagee loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage-backed and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of a pass-through pool varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of a Fund.

    GNMA CERTIFICATES. GNMA guarantees certain mortgage pass-through certificates ("GNMA certificates"), issued by Private Mortgage Lenders and representing ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as the Funds. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

    FANNIE MAE CERTIFICATES. Fannie Mae facilitates a national secondary market in residential mortgagee loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

                   Statement of Additional Information Page 9

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

    FREDDIE MAC CERTIFICATES. Freddie Mac also facilitates a secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

    PRIVATE, RTC AND SIMILAR MORTGAGE-BACKED SECURITIES. Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to the pass-through certificates and collateralized mortgage obligations ("CMOs") issued or guaranteed by GNMA, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality; but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of GNMA, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "-- Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.

The Resolution Trust Corporation ("RTC"), which was organized by the U.S. government in connection with the savings and loan crisis, held assets of failed savings associations as either a conservator or receiver for such associations, or it acquired such assets in its corporate capacity. These assets included, among other things, single family and multifamily mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC established a vehicle registered with the SEC through which it sold mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC held or acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.

    COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE
PASS-THROUGHS. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO (other than any PO class) on a monthly, quarterly or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates -- i.e., the yield may increase as rates increase and decrease as rates decrease
--

                  Statement of Additional Information Page 10

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an "inverse IO," on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

    ARM AND FLOATING RATE MORTGAGE-BACKED SECURITIES. ARM mortgage-backed securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities.

ARMs generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs specify for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default interest. ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment.

The rates of interest payable on certain ARMs are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the value of such ARM mortgage-backed securities still tends to be less sensitive to interest rate fluctuations than fixed-rate securities.

As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

    TYPES OF CREDIT ENHANCEMENT. To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is

                  Statement of Additional Information Page 11
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

VARIABLE AND FLOATING RATE SECURITIES
The Money Market Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months. Such securities must comply with conditions established by the Securities and Exchange Commission (the "SEC") under which they may be considered to have remaining maturities of 13 months or less. The yield of these securities varies in relation to changes in specific money market rates such as the prime rate. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. To the extent that the Money Market Fund invests in such variable and floating rate securities, it is the Sub-advisor's view that the Money Market Fund may be able to take advantage of the higher yield that is usually paid on longer-term securities. The Sub-advisor further believes that the variable and floating rates paid on such securities may substantially reduce the wide fluctuations in market value caused by interest rate changes and other factors which are typical of longer-term debt securities.

INDEXED SECURITIES.
The Strategic Income Fund may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Strategic Income Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Strategic Income Fund will not purchase such commercial paper for speculation.

The Strategic Income Fund and the Global Government Income Fund may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Strategic Income Fund and the Global Government Income Fund may invest in such securities to the extent consistent with its investment objectives.

DEPOSITORY RECEIPTS
Each Fund, except for the Global Government Income Fund, the U.S. Government Income Fund and the Money Market Fund, may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Funds' respective investment policies, the Funds' investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository

                  Statement of Additional Information Page 12
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

BRADY BONDS.
The Latin America Fund, the Global Government Income Fund, and the Strategic Income Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Statement of Additional Information, the Funds are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

The Latin America Fund, the Global Government Income Fund, and the Strategic Income Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

SAMURAI AND YANKEE BONDS
The New Pacific Fund, the International Fund, the Strategic Income Fund, and the Global Government Income Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the America Fund, the Strategic Income Fund and the Global Government Income Fund may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Funds, except for the Money Market Fund, in connection with other securities or separately, and may provide the Funds with the right to purchase at a later date other securities of the issuer.

LENDING OF SECURITIES
For the purpose of realizing additional income, each Fund, except the Money Market Fund, may make secured loans of securities held by that Fund which amount to not more than 30% of its total assets. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, enhances each Fund's total return. While a loan is outstanding, the borrower must maintain with a Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially. Securities loans are made to broker-dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. Each Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities within the

                  Statement of Additional Information Page 13

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
stated settlement period. The Fund will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by AIM and/or the sub-advisors to be of good standing and will not be made unless, in the judgment of AIM and/or the sub-advisors, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Funds' respective investment policies regarding bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of such Fund. For purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

COMMERCIAL PAPER
U.S. Government Income Fund may invest in commercial paper, which consists of short-term promissory notes issued by large corporations with a high quality rating to finance short-term credit needs.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security.

Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds will enter into repurchase agreements only with banks and dealers believed by AIM and/or the sub-advisors to present minimal credit risks in accordance with guidelines approved by the Companies' Boards of Trustees. AIM and/or the sub-advisors will review and monitor the creditworthiness of such institutions under the Boards' general supervision.

Each Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund assets may be subject to repurchase agreements at any given time. No Fund will enter into a repurchase agreement with a maturity of more than seven days if, as a result more than 15% (10% for the Money Market Fund) of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

BORROWING AND LENDING.
From time to time, it may be advantageous for a Fund to borrow money rather than sell existing securities to meet redemption requests. Accordingly, a Fund may borrow from banks or (except for the Money Market Fund) may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of shares of the Fund. The Funds (except for the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund and the Latin America Fund) will not purchase securities while borrowings are outstanding. The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund and the Latin America Fund may each purchase additional securities when outstanding borrowings represent no more than 5% of its assets.

Each Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowing. If market fluctuations in the value of a Fund's securities holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell securities to restore the 300% asset

                  Statement of Additional Information Page 14

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to provide cash to meet redemptions of Fund shares. Any borrowing by a Fund may cause greater fluctuation in its net asset value than would be the case if the Fund did not borrow.

Each Fund (except the Strategic Income Fund) currently is prohibited from borrowing money in order to purchase securities. If a Fund is permitted to employ leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

Excluding the Money Market Fund, each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund had sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The Funds (except for the Money Market Fund) also may engage in "roll" borrowing transactions, which involve the sale of GNMA certificates or other securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Each Fund will set aside cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

The Strategic Income Fund may borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund will borrow for investment purposes only when the Sub-advisor believes that such borrowings will benefit the Strategic Income Fund, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.

Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund will create an opportunity for increased net income but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of the Strategic Income Fund's shares and in the yield realized by the Fund's portfolio. Although the principal of such borrowings will be fixed, the Strategic Income Fund's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Strategic Income Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Strategic Income Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as a dividend will be reduced. The Strategic Income Fund expects that some of its borrowings may be made on a secured basis.

The Strategic Income Fund also may enter into "dollar rolls," in which the Fund sells fixed income securities for delivery in the current month, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Strategic Income Fund would forego principal and interest paid on such securities. The Strategic Income Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

SHORT SALES
The Funds may make short sales of securities, although they have no current intention of doing so. However, Growth & Income Fund, pursuant to a non-fundamental limitation, may not sell securities short, except to the extent the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short. A short sale is a transaction in which a Fund sells a security in anticipation that the market price of that security will decline. A Fund

                  Statement of Additional Information Page 15

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain investment flexibility. When a Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund also will be required to deposit collateral with its custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security, regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund, and the Latin America Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of their respective total assets, or their respective aggregate short sales of the securities of any one issuer exceed the lesser of 2% of net assets or 2% of the securities of any class of the issuer. Moreover, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Latin America Fund may engage in short sales only with respect to securities listed on a national securities exchange.

A Fund might make a short sale "against the box" in order to hedge against market risks when the Sub-advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Funds will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

TEMPORARY DEFENSIVE STRATEGIES
The Emerging Markets Fund and Latin America Growth Fund may invest in the following types of money market instruments (I.E., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies (in the case of Latin America Growth Fund, a Latin American currency): (a) obligations issued or guaranteed by the U.S. or foreign governments (in the case of Latin America Growth Fund, the government of a Latin American country), their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development;
(c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

The Emerging Markets Fund and Latin America Growth Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if not rated, determined by AIM and/or the Fund's sub-advisor to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.

INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES.
Each Fund may invest in the securities of other investment companies within the limits of the 1940 Act. The Funds may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies. Each Fund may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the

                  Statement of Additional Information Page 16

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
voting stock of the acquired investment company at the time of investment. Some of the investment companies in which the Funds invest may be investment vehicles or companies that are advised by AIM and/or the sub-advisors.

Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities and is subject to limitations under the 1940 Act and market availability. The Funds do not intend to invest in investment companies unless, in the judgment of AIM and/or the sub-advisors, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, a Fund would continue to pay its own management fees and other expenses except with respect to investments in other investment companies that are advised by AIM and/or the sub-advisors. AIM and/or the sub-advisors have agreed to waive its fees to the extent that such fees are based on the Funds' investments in such other investment companies.

LOAN PARTICIPATIONS AND ASSIGNMENTS.
The Strategic Income Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Strategic Income Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Strategic Income Fund's having a contractual relationship only with the Lender, not with the borrower government. The Strategic Income Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Strategic Income Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Strategic Income Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.

In the event of the insolvency of the Lender selling a Participation, the Strategic Income Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Strategic Income Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Sub-advisor to be creditworthy. When the Strategic Income Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Strategic Income Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

PRIVATIZATIONS.
The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM and/or the sub-advisors believe that privatizations may offer opportunities for significant capital appreciation and intend to invest assets of the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund, and the Latin America Fund, respectively, in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, or the terms on which the Funds may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES.
The Funds may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.
When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward

                  Statement of Additional Information Page 17
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss. The Growth and Income Fund will not invest more than 5% of its assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.

The Strategic Income Fund may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Strategic Income Fund is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Strategic Income Fund would have no obligation to the other party and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Strategic Income Fund can receive if the "when, as and if issued" security is in fact issued.

ZERO COUPON SECURITIES.
The Strategic Income Fund, the Global Government Income Fund, and the U.S. Government Income Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. The Strategic Income Fund also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt securities and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities are included in the investing Fund's income. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes", below), the Strategic Income Fund or the U.S. Government Income Fund may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Funds' respective cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Strategic Income Fund and the U.S. Government Income Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and their respective current incomes ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than are debt obligations of comparable maturities that make current distributions of interest in cash.

OTHER INFORMATION.
The investment objective(s) of each Fund may not be changed without the approval of a majority of the outstanding voting securities of such Fund. A "majority of the outstanding voting securities" of a Fund means the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations that may not be changed without shareholder approval. A complete description of these limitations is included below (see "Investment Limitations"). Each Fund's other investment policies described herein may be changed by the Board of Trustees of the relevant Company, without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions.

Certain of the Funds are authorized to engage in Short Sales, although they currently have no intention of doing so, and certain Funds may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Short Sales" and "Depository Receipts", above.

                  Statement of Additional Information Page 18
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

Each Fund (except the Money Market Fund) may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). The Funds may enter into such investments up to the full value of their portfolio assets.

To attempt to increase return, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund may write call options on securities. This strategy will be employed only when, in the opinion of AIM and/or the sub-advisors, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. Each of these Funds is also authorized to write put options to attempt to enhance return, although they don't have the current intention of so doing.

To attempt to hedge against adverse movements in exchange rates between currencies, each Fund (except the Money Market Fund) may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each such Fund may enter into forward currency contracts either with respect to specific transactions or with respect to that Fund's portfolio positions. Each Fund also may purchase and sell put and call options on currencies to hedge against movements in exchange rates.

In addition, each Fund (except the Money Market Fund) may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that AIM and/or the Fund's sub-advisor intends to include in the Fund's portfolio. Each such Fund, except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund, also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

Further, each Fund (except the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Money Market Fund) may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Fund's holdings. Such Funds also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Each Fund (except the Money Market Fund) may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"), have the effect of limiting the extent to which the Funds may enter into forward contracts or futures contracts or engage in options transactions. See "Taxes", above.

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.

                  Statement of Additional Information Page 19
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
    Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
All Funds, other than the Money Market Fund, may write (sell) call options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective(s). When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. A Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's investment limitations that limit the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the

                  Statement of Additional Information Page 20

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

A Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering the security or currency currently held by it. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds, other than the Money Market Fund, may write put options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
Each Fund, other than the Money Market Fund, may purchase put options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price

                  Statement of Additional Information Page 21

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Fund, other than the Money Market Fund, may purchase call options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices, obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

                  Statement of Additional Information Page 22
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

                  Statement of Additional Information Page 23
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Funds, except for the Money Market Fund, may enter into interest rate or currency futures contracts, and the Funds, except for the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Money Market Fund, may enter into stock index futures contracts ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Funds. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or declines in currency exchange rates or stock prices and purchases of futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, a Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times during which the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Funds' Futures transactions generally will be entered into for hedging purposes, except as discussed below under "Synthetic Securities"; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect the Funds against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

                  Statement of Additional Information Page 24
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the Fund's securities or currencies being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference

                  Statement of Additional Information Page 25
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON  USE  OF  FUTURES,  OPTIONS ON  FUTURES  AND  CERTAIN  OPTIONS  ON
CURRENCIES
To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by each Company's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by that Company's Board of Trustees.

A Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on such contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver

                  Statement of Additional Information Page 26

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first Forward Contract and the offsetting Forward Contract.

The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts, to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a

                  Statement of Additional Information Page 27
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

SYNTHETIC SECURITY POSITIONS
The Global Government Income Fund and the Strategic Income Fund, each may utilize, up to 5% of its total assets, combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."

For example, in order to establish a synthetic security position for a Fund that is comparable to owning a Japanese government bond, the Sub-advisor might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.

The Sub-advisor might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's investment position, or the Sub-advisor might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

Further, while these futures and currency contracts remain open, the Funds will comply with applicable SEC guidelines to set aside cash, U.S. government securities or other liquid high grade debt securities in a segregated account with its custodian in an amount sufficient to cover its potential obligations under such contracts.

The Sub-advisor would create synthetic security positions for a Fund when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market.

Also, while the Sub-advisor believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, a Fund will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies.

INTEREST RATE AND CURRENCY SWAPS
The Strategic Income Fund may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Strategic Income Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Strategic Income Fund intends to use these transactions as hedges, and will not sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what it may become obligated to pay.

Interest rate swaps involve the exchange by the Strategic Income Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The Strategic Income Fund usually will enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund's receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Strategic Income Fund's obligations over its entitlements with respect to each swap, will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in an account by a custodian that satisfies the requirement of the 1940 Act. The Strategic Income Fund will also establish and maintain such

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. The Sub-advisor and the Strategic Income Fund believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The Strategic Income Fund will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, ("S&P"), or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Sub-advisor. If a counterparty defaults, the Strategic Income Fund may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed, and, for that reason, they are less liquid than swaps.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------
Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims are satisfied.

RISK FACTORS OF SPECIFIC FUNDS

    THE NEW PACIFIC FUND. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may become subject to expropriation, nationalization, or confiscation, in which case the Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market, and economy.

    THE INFRASTRUCTURE FUND. Prices of securities of smaller companies in which the Fund invests may fluctuate to a greater degree than the prices of securities of other issuers.

The nature of political, environmental and other government regulation over infrastructure companies continues to evolve in both the United States and in foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water and most telecommunications companies in the U.S., for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.

Many infrastructure companies have been subject to risks attendant to high interest on borrowed funds and changes in the regulatory climate. Further, competition is intense for many of the infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in highly fragmented industries due to local ownership. Generally, these companies are mature and are experiencing little or no growth.

    THE NATURAL RESOURCES FUND. The nature of political, environmental and other government regulation over natural resources companies continues to evolve in both the United States and in foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the natural resources industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered.

                  Statement of Additional Information Page 29
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Competition is intense for many natural resources companies. As a result, many of these companies may be adversely affected in the future and the value of the securities by such companies may be subject to increased share price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

The value of securities of natural resources companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

    THE TELECOMMUNICATIONS FUND. An example of the regulatory environment of the companies in which the Funds invests is that of telephone operating companies in the United States, which are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industry are engaged in fierce competition for market share that could result in increased share price volatility.

    MONEY MARKET FUND. In periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates; conversely, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower than those rates. Also, when interest rates are falling, the new money flowing into the Fund from the net sale of its shares likely will be invested by the Fund in instruments producing lower yields than the balance of the securities held by the Fund's portfolio, thereby reducing its yield. The opposite generally will be true in periods of rising interest rates. The Fund is designed to provide maximum current income consistent with the liquidity and safety afforded by investment in a portfolio of high quality money market instruments; the Fund's yield may be lower than that produced by funds investing in lower quality and/or longer-term securities.

ILLIQUID SECURITIES
Each Fund may invest up to 15% of its net assets (except for the Money Market Fund, which may invest up to 10% of its net assets) in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
purchasing Rule 144A-eligible restricted securities held by the Funds, however, could affect adversely the marketability of such portfolio securities and the Funds might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, a Company's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor, in accordance with procedures approved by that Board. AIM and/or the sub-advisors take into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). AIM and/or the sub-advisors monitor the liquidity of securities held by each Fund and periodically report such determinations to the Companies' Boards of Trustees. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, AIM and/or the sub-advisors will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Latin America Fund may invest in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations"). AIM and/or the sub-advisors believe that investments by these Funds in Special Situations could enable them to achieve capital appreciation substantially exceeding the appreciation each Fund would realize if it did not make such investments. However, in order to limit investment risk, each of these Funds will invest no more than 5% of its total assets in Special Situations.

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment; convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, rates of savings and capital reinvestment, resource self sufficiency and balance of payments positions.

    RELIGIOUS, POLITICAL, OR ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of a Fund's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund. For example, certain countries require prior governmental approval before to investments by foreign persons maybe made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, AIM and/or the sub-advisors will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Fund under normal circumstances (except the Money Market Fund and to a lesser extent, the America Fund) will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders in the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, the pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.

Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which is known as the "euro." Each participating country supplemented its existing currency with the euro on January 1, 1999, and it is anticipated that each participating country will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU, may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

The introduction of the euro presents unique risks and uncertainties, including how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.

Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The

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inability  of  a Fund  to  make intended  security  purchases due  to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of that security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. AIM and/or the sub-advisors will consider such difficulties when determining the allocation of each Fund's assets, although AIM and/or the sub-advisors do not believe that such difficulties will have a material adverse effect on a Fund's trading activities.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period, during which an emergency exists, as determined by the SEC. Accordingly, if a Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from a Fund's identification of such conditions until the date of SEC action, the Fund's portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the relevant Company's Board of Trustees.

In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Each Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning the Fund's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. AIM and/or the sub-advisors believe that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-

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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade;
(11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies at Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Many of the Asia Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in any one company. South Korea generally prohibits foreign investment in Won-denominated debt securities and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

If, because of restrictions on repatriation or conversion, a Fund were unable to distribute substantially all of its net investment income and net capital gains within applicable time periods, the Fund could be subject to federal income tax that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended ("Code"). In such case, it would become subject to federal income tax on all of its income and net capital gains.

                  Statement of Additional Information Page 34
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Several of the Asia Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and has, in the past, conducted military maneuvers near Taiwan.

The economies of most of the Asia Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

Few of the Asia Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Asia Pacific Region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.

Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, the Sub-advisor believes that high interest rate levels may force governments and corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.

China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. In addition, such reversion has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

In addition, the Chinese sovereignty over Hong Kong also presents a risk that the Hong Kong dollar will be devaluated and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, in the event international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated, but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by

                  Statement of Additional Information Page 35
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
foreign entities,  investments  may  only  be made  in  certain  Latin  American
countries   solely  or  primarily  through  governmentally  approved  investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected by economic conditions in the countries in which they trade.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

    LOWER QUALITY DEBT SECURITIES. There are no credit quality limitations placed on the debt securities in which the Latin America Fund may invest. In addition, the Infrastructure Fund, the Natural Resources Fund and the Emerging Markets Fund may each invest up to 20% of its total assets, the Telecommunications Fund may invest up to 5% of its assets, and the Strategic Income Fund may invest up to 50% of its assets, in below investment grade debt securities. Finally, each Global Growth Fund may invest up to 35% of its assets in debt securities rated no lower than investment grade. Investment grade debt securities are debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, deemed to be of equivalent quality in the judgment of AIM and/or the sub-advisors.

Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC and C by S&P or debt securities rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Infrastructure Fund and the Natural Resources Fund will not invest in securities in default as to principal and interest.

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings", below, for a full discussion of Moody's and S&P's ratings.

                  Statement of Additional Information Page 36
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from a Fund. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Funds anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio investments. The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Strategic Income Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower rated debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Funds may also incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Funds may have limited legal recourse in the event of a default.

As of December 31, 1997, the Strategic Income Fund had 89.11% of its total net assets invested in debt securities that received a rating from Moody's and 2.98% of its total net assets invested in debt securities that were not so rated. In addition, the Strategic Income Fund had 7.91% of its total net assets in cash and net receivables. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa--42.44%, Aa--9.62%, A--1.04%, Baa--3.37%, Ba--18.37%, B--12.27%, Caa--0.00%, Ca--0.00%, C--0.00%.
Included under the unrated category are securities composing 2.98% of the Strategic Income Fund's total net assets which, while unrated, have been determined by the Sub-advisor to be of comparable quality to securities in the following rating categories: Ba--0.96%, B--2.02%. The allocation of the investments of the Strategic Income Fund by rating on any given date will vary and should not be considered representative of the Strategic Income Fund's future portfolio composition.

    SOVEREIGN DEBT. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and, in turn, a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Emerging market governments could default on their Sovereign Debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Fund's investments. Emerging markets are faced with social and political issues, and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences.

                  Statement of Additional Information Page 37
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-advisor intends to manage the respective Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

In recent years, some of the emerging market countries in which the Funds expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest on and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Funds may invest involve great risk. Some of such securities with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. A Fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.

    RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed and asset-backed securities may also decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a Fund's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government guaranteed or is considered to be of the highest credit quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of

                  Statement of Additional Information Page 38

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances.

Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities, including IO and PO classes of mortgage-backed securities, can be extremely volatile and these securities may become illiquid.

Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada, and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured similar to domestic mortgage-backed securities, and they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

                  Statement of Additional Information Page 39

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund is subject to certain fundamental investment limitations that may not be changed without approval by affirmative vote of the lesser of (i) 67% or more of the Fund's shares represented at a shareholders' meeting at which more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Each Fund is also subject to nonfundamental limitations that may be changed by vote of the applicable Company's Board of Trustees without shareholder approval.

NEW PACIFIC FUND, INTERNATIONAL FUND, EUROPE FUND AND AMERICA FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

No Fund may:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (6) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; or

        (7) Purchase securities of any only issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

                  Statement of Additional Information Page 40

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

NONFUNDAMENTAL INVESTMENT LIMITATIONS.

No Fund may:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets;

        (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

A Fund will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Fund's status under the 1940 Act as a diversified investment company. A Fund may exchange securities, exercise conversion or subscription rights, warranties, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Funds' Prospectus.

INFRASTRUCTURE FUND AND NATURAL RESOURCES FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

Neither Fund may:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

                  Statement of Additional Information Page 41

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (6) Purchase securities of any only issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

NONFUNDAMENTAL INVESTMENT LIMITATIONS.

Neither Fund may:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets. While borrowings exceed 5% of the Infrastructure Fund's or Natural Resources Fund's total assets, such Fund will not make any additional investments;

        (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company;

        (7) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (8) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

TELECOMMUNICATIONS FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, other than the telecommunications industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

                  Statement of Additional Information Page 42

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (3) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (7) Purchase securities of any only issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

NONFUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

        (6) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

                  Statement of Additional Information Page 43

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

EMERGING MARKETS FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

    The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (7) Purchase securities of any only issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

NONFUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (4) Borrow money, except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets and except that the Fund may purchase securities when outstanding borrowings represent no more than 5% of the Fund's assets;

                  Statement of Additional Information Page 44

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

LATIN AMERICA FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

NONFUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

                  Statement of Additional Information Page 45

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (7) Borrow money except for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

GROWTH & INCOME FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

NONFUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which

                  Statement of Additional Information Page 46

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
    options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (5) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets;

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (7) Borrow money except for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

STRATEGIC INCOME FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

NONFUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest more than 15% of its net assets in illiquid securities;

                  Statement of Additional Information Page 47

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (3) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (4) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts; or

        (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

GLOBAL GOVERNMENT INCOME FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

NONFUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund will not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

                  Statement of Additional Information Page 48

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (3) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts;

        (4) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets;

        (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (6) Borrow money except for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

U.S. GOVERNMENT INCOME FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (7) Purchase securities of any only issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

NONFUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest in companies for the purpose of exercising control or management;

                  Statement of Additional Information Page 49

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (2) Invest more than 15% of its net assets in illiquid securities;

        (3) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

MONEY MARKET FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (2) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (3) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (7) Purchase securities of any only issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

                  Statement of Additional Information Page 50

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

NONFUNDAMENTAL INVESTMENT LIMITATIONS

The Fund may not:

        (1) Invest more than 10% of its net assets in illiquid securities;

        (2) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

ALL FUNDS

For purposes of each Fund's concentration policy (except with respect to Growth & Income Fund), the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

All of the Funds have the following investment policies, which may be changed by the Company's Board of Trustees without shareholder or investor approval:

No Fund may:

        (1) Hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Fund to fail to comply with the diversification requirements for segregated asset accounts used to fund variable annuity contracts imposed by Section 817(h) of the Code and the Treasury regulations issued thereunder; or

        (2) Except under unusual circumstances, purchase securities issued by investment companies unless they are issued by companies that follow a policy of investment primarily in the capital markets of a single foreign entity.

Policies  that are  designated as  operating policies  may be  changed only upon
approval  by  the  Board  of  Trustees  and  following  appropriate  notice   to
shareholders.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------
Subject to policies established by each Company's Board of Trustees, AIM and/or the sub-advisors are responsible for the execution of the Funds' securities transactions and the selection of broker/dealers who execute such transactions on behalf of the Funds. In executing transactions, AIM and/or the sub-advisors seek the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While AIM and/or the sub-advisors generally seek reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of securities transactions.

Consistent with the interests of the Funds, AIM and/or the sub-advisors may select brokers on the basis of the research and brokerage services they provide to AIM and/or the sub-advisors for their use in managing the Funds and their other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries,

                  Statement of Additional Information Page 51

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by AIM and/or the sub-advisors under investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM and/or the sub-advisors determine in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM and/or the sub-advisors to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

AIM and/or the sub-advisors may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds toward payment of the Funds' expenses, such as custodian fees.

Investment decisions for each Fund and for other investment accounts managed by AIM and/or the sub-advisors are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases AIM and/or the sub-advisors believe that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

Under a policy adopted by each Company's Board of Trustees, and subject to the policy of obtaining the best net results, AIM and/or the sub-advisors may consider a broker/dealer's sale of the shares of the Funds, and the other funds for which AIM and the sub-advisors serve as investment manager or administrator in selecting brokers and dealers for the execution of securities transactions. This policy does not imply a commitment to execute securities transactions through all broker/ dealers that sell shares of such funds.

Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.

The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through affiliates of AIM and the sub-advisors. Each Company's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

[Add 1998 fiscal year information]

For the fiscal year ended December 31, 1997, the Variable Telecommunications Fund paid GT Bank in Liechtenstein (Deutschland) GmbH, an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $1,565 for transmissions involving purchases and sales of portfolio securities, which represented 1% of the total brokerage commissions paid by the Variable Telecommunications Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Variable Telecommunications Fund.

For the fiscal year ended December 31, 1996, the Growth & Income Fund paid GT Bank in Liechtenstein (Deutschland) GmbH, an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $611.63 for transactions involving purchases and sales of portfolio securities, which represented .04% of the total brokerage commissions paid by the Growth & Income Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Growth & Income Fund.

                  Statement of Additional Information Page 52

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

The aggregate brokerage commissions paid by the Funds for the fiscal periods ended December 31, 1996, 1997 and 1998, are as follows:

                          YEAR ENDED DECEMBER 31, 1996

GT GLOBAL
Variable America Fund..................................................................................................  $   149,008
Variable Europe Fund...................................................................................................       97,808
Variable New Pacific Fund..............................................................................................      196,708
Variable International Fund............................................................................................       29,787
Money Market Fund......................................................................................................            0
Variable Growth & Income Fund..........................................................................................       15,766
Variable Strategic Income Fund.........................................................................................        3,923
Variable Global Government Income Fund.................................................................................          496
Variable U.S. Government Income Fund...................................................................................          237
Variable Latin America Fund............................................................................................      134,264
Variable Telecommunications Fund.......................................................................................       69,333
Variable Emerging Markets Fund.........................................................................................      174,892
Variable Infrastructure Fund...........................................................................................       11,718
Variable Natural Resources Fund........................................................................................       68,778

                          YEAR ENDED DECEMBER 31, 1997

GT GLOBAL

Variable America Fund..................................................................................................  $   154,355
Variable Europe Fund...................................................................................................      110,624
Variable New Pacific Fund..............................................................................................      198,849
Variable International Fund............................................................................................       23,556
Money Market Fund......................................................................................................            0
Variable Growth & Income Fund..........................................................................................       42,783
Variable Strategic Income Fund.........................................................................................          423
Variable Global Government Income Fund.................................................................................          155
Variable U.S. Government Income Fund...................................................................................           80
Variable Latin America Fund............................................................................................      223,878
Variable Telecommunications Fund.......................................................................................      123,863
Variable Emerging Markets Fund.........................................................................................      220,448
Variable Infrastructure Fund...........................................................................................       14,298
Variable Natural Resources Fund........................................................................................      156,581

                          YEAR ENDED DECEMBER 31, 1998

GT GLOBAL

Variable America Fund..................................................................................................  $
Variable Europe Fund...................................................................................................
Variable New Pacific Fund..............................................................................................
Variable International Fund............................................................................................
Money Market Fund......................................................................................................
Variable Growth & Income Fund..........................................................................................
Variable Strategic Income Fund.........................................................................................
Variable Global Government Income Fund.................................................................................
Variable U.S. Government Income Fund...................................................................................
Variable Latin America Fund............................................................................................
Variable Telecommunications Fund.......................................................................................
Variable Emerging Markets Fund.........................................................................................
Variable Infrastructure Fund...........................................................................................
Variable Natural Resources Fund........................................................................................

                  Statement of Additional Information Page 53

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

TRADING AND TURNOVER
Although each Fund does not intend generally to trade for short-term profits, the securities held by that Fund will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will note a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. The portfolio turnover rates for the Funds for the fiscal year ended December 31, 1998 and 1997, were as follows:

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                    ---------------------------
GT GLOBAL VARIABLE                                      1998           1997
--------------------------------------------------  ------------   ------------
America Fund......................................         %           210%
Europe Fund.......................................         %           117%
New Pacific Fund..................................         %            93%
International Fund................................         %           112%
Money Market Fund.................................      N/A            N/A
Growth & Income Fund..............................         %            60%
Strategic Income Fund.............................         %           185%
Global Government Income Fund.....................         %           235%
U.S. Government Income Fund.......................         %           143%
Latin America Fund................................         %           141%
Telecommunications Fund...........................         %            91%
Emerging Markets Fund.............................         %           212%
Infrastructure Fund...............................         %            46%
Natural Resources Fund............................         %           315%

                  Statement of Additional Information Page 54

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Trustees and Executive Officers of each Company are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                                     POSITIONS HELD WITH               PRINCIPAL OCCUPATION DURING AT LEAST
      NAME, ADDRESS AND AGE               REGISTRANT                             THE PAST 5 YEARS
*ROBERT H. GRAHAM, (51)             Trustee, Chairman of    Director,  President and  Chief Executive  Officer, A  I M
                                    the Board and           Management Group  Inc.;  Director  and President,  A  I  M
                                    President               Advisors,  Inc.; Director and Senior Vice President, A I M
                                                            Capital Management, Inc., A I M Distributors, Inc., A I  M
                                                            Fund  Services,  Inc.  and  Fund  Management  Company; and
                                                            Director, AMVESCAP PLC.
C. DEREK ANDERSON, (57)             Trustee                 President,  Plantagenet   Capital  Management,   LLC   (an
220 Sansome Street                                          investment    partnership);   Chief   Executive   Officer,
Suite 400                                                   Plantagenet Holdings, Ltd.  (an investment banking  firm);
San Francisco, CA 94104                                     Director,  Anderson Capital  Management, Inc.  since 1988;
                                                            Director, PremiumWear, Inc.  (formerly Munsingwear,  Inc.)
                                                            (a  casual apparel company); and Director, "R" Homes, Inc.
                                                            and various other companies.
FRANK S. BAYLEY, (59)               Trustee                 Partner, law firm  of Baker &  McKenzie; and Director  and
Two Embarcadero Center                                      Chairman,  C.D.  Stimson  Company  (a  private  investment
Suite 2400                                                  company).
San Francisco, CA 94111
ARTHUR C. PATTERSON, (54)           Trustee                 Managing Partner, Accel Partners (a venture capital firm);
428 University Avenue                                       and Director,  Viasoft  and PageMart,  Inc.  (both  public
Palo Alto, CA 94301                                         software  companies)  and  several  other  privately  held software and communications companies.
RUTH H. QUIGLEY, (63)               Trustee                 Private investor;  and  President, Quigley  Friedlander  &
1055 California Street                                      Co.,  Inc. (a financial advisory  services firm) from 1984
San Francisco, CA 94108                                     to 1986.
+JOHN J. ARTHUR, (53)               Vice President          Director, Senior  Vice  President  and Treasurer,  A  I  M
                                                            Advisors,  Inc.;  Vice  President  and  Treasurer,  A  I M
                                                            Management Group  Inc., A  I M  Capital Management,  Inc.,
                                                            A  I M Distributors,  Inc., A I M  Fund Services, Inc. and
                                                            Fund Management Company.
KENNETH W. CHANCEY, (53)            Vice President and      Senior Vice President -- Mutual Fund Accounting, the  Sub-
50 California Street                Principal Accounting    advisor   since  1997;  Vice   President  --  Mutual  Fund
San Francisco, CA 94111             Officer                 Accounting, the Sub-advisor from 1992-1997.
MELVILLE B. COX, (54)               Vice President          Vice  President  and  Chief  Compliance  Officer,  A  I  M
                                                            Advisors,  Inc., A  I M  Capital Management,  Inc., A  I M
                                                            Distributors, Inc., A  I M  Fund Services,  Inc. and  Fund
                                                            Management Company.
GARY T. CRUM, (50)                  Vice President          Director  and President,  A I M  Capital Management, Inc.;
                                                            Director and Senior Vice President, A I M Management Group
                                                            Inc. and  A  I M  Advisors,  Inc.;  and Director,  A  I  M
                                                            Distributors, Inc. and AMVESCAP PLC.
+CAROL P. RELIHAN, (43)             Vice President          Director,  Senior  Vice  President,  General  Counsel  and
                                                            Secretary, A I  M Advisors, Inc.;  Senior Vice  President,
                                                            General  Counsel  and Secretary,  A  I M  Management Group
                                                            Inc.; Director, Vice President  and General Counsel,  Fund
                                                            Management  Company; Vice  President and  General Counsel,
                                                            A I  M Fund  Services, Inc.;  and Vice  President, A  I  M
                                                            Capital Management, Inc. and A I M Distributors, Inc.
DANA R. SUTTON, (39)                Vice President and      Vice  President and Fund Controller, A I M Advisors, Inc.;
                                    Assistant Treasurer     and Assistant Vice President and Assistant Treasurer, Fund
                                                            Management Company.

------------------

* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

+   Mr. Arthur and Ms. Relihan are married to each other.

                  Statement of Additional Information Page 55

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of [INVESCO (NY), Inc.] or any other affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursement from the Trust. As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust.

                  Statement of Additional Information Page 56

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES
AIM serves as each Fund's investment manager and administrator under an investment management and administration contract (individually, a "Management Contract," collectively, the "Management Contracts") between that Fund and AIM. INVESCO Asset Management Limited ("IAML") serves as sub-advisor to each of the following funds:

    / / Global Variable Europe Fund

    / / Global Variable International Fund

    / / Global Variable Latin America Fund

    / / Global Variable Emerging Markets Fund

    / / Global Variable Growth & Income Fund; and

    / / Global Variable Global Government Income Fund

INVESCO (NY), Inc. ("INVESCO (NY)") serves as sub-advisor to each of the following funds:

    / / Global Variable New Pacific Fund

    / / Global Variable America Fund

    / / Global Variable U.S. Government Income Fund; and

    / / Global Money Market Fund

    / / Global Variable Strategic Income Fund

IAML and INVESCO (NY) each serve as sub-advisor and sub-administrator to their respective Funds under sub-advisory and sub-administration contracts between AIM and that sub-advisor (each a "Portfolio Management Sub-contract," collectively, the "Portfolio Management Sub-contracts," and, with the Management Contracts, the "Portfolio Management Contracts"). As investment managers, AIM and either IAML or INVESCO (NY) make all investment decisions for each of their Funds and administer the affairs of those Funds. As administrators, AIM and either IAML or INVESCO (NY), among other things, furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, and provide suitable office space, and necessary small office equipment and utilities.

Each Portfolio Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) that Fund's Board of Trustees, or by the vote of a majority of that Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to that Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval. Either the Fund or each of AIM or the Sub-advisor may terminate a Portfolio Management Contract without penalty upon sixty (60) days' written notice to the other party. Each Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

The amounts of investment management and administration fees paid by each Fund for the fiscal periods ended December 31, 1996, 1997, and 1998 were as follows:

                  Statement of Additional Information Page 57

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                                          YEAR ENDED
                                                                                                      DECEMBER 31, 1996
                                                                                           ----------------------------------------
                                                                                            INVESTMENT MANAGEMENT    REIMBURSEMENT
GT GLOBAL                                                                                  AND ADMINISTRATION FEES      AMOUNT
-----------------------------------------------------------------------------------------  -----------------------  ---------------
Variable America Fund....................................................................        $   290,233          $     3,077
Variable Europe Fund.....................................................................            200,116               43,852
Variable New Pacific Fund................................................................            291,308               43,012
Variable International Fund..............................................................             45,476               45,476
Money Market Fund........................................................................             76,778               15,508
Variable Strategic Income Fund...........................................................            201,749               36,678
Variable Global Government Income Fund...................................................             81,007               51,249
Variable U.S. Government Income Fund.....................................................             39,093               39,093
Variable Latin America Fund..............................................................            224,901               38,459
Variable Emerging Markets Fund...........................................................            149,042               63,577
Variable Growth & Income Fund............................................................            317,655               15,992
Variable Telecommunications Fund.........................................................            599,839                   --
Variable Infrastructure Fund.............................................................             35,043               35,043
Variable Natural Resources Fund..........................................................             75,133               47,923


                                                                                                          YEAR ENDED
                                                                                                      DECEMBER 31, 1997
                                                                                           ----------------------------------------
                                                                                            INVESTMENT MANAGEMENT    REIMBURSEMENT
GT GLOBAL                                                                                  AND ADMINISTRATION FEES      AMOUNT
-----------------------------------------------------------------------------------------  -----------------------  ---------------
Variable America Fund....................................................................        $   305,132          $        --
Variable Europe Fund.....................................................................            279,058               27,622
Variable New Pacific Fund................................................................            276,947               39,729
Variable International Fund..............................................................             56,606               60,092
Money Market Fund........................................................................            108,454                8,673
Variable Strategic Income Fund...........................................................            224,634               16,129
Variable Global Government Income Fund...................................................             70,010               43,130
Variable U.S. Government Income Fund.....................................................             42,280               34,816
Variable Latin America Fund..............................................................            298,692               33,765
Variable Emerging Markets Fund...........................................................            207,464               38,322
Variable Growth & Income Fund............................................................            421,575                5,189
Variable Telecommunications Fund.........................................................            691,109                   --
Variable Infrastructure Fund.............................................................             84,074               19,594
Variable Natural Resources Fund..........................................................            182,720               26,931

                                                                                                          YEAR ENDED
                                                                                                      DECEMBER 31, 1998
                                                                                           ----------------------------------------
                                                                                            INVESTMENT MANAGEMENT    REIMBURSEMENT
GT GLOBAL                                                                                  AND ADMINISTRATION FEES      AMOUNT
-----------------------------------------------------------------------------------------  -----------------------  ---------------
Variable America Fund....................................................................        $                    $
Variable Europe Fund.....................................................................
Variable New Pacific Fund................................................................
Variable International Fund..............................................................
Money Market Fund........................................................................
Variable Strategic Income Fund...........................................................
Variable Global Government Income Fund...................................................
Variable U.S. Government Income Fund.....................................................
Variable Latin America Fund..............................................................
Variable Emerging Markets Fund...........................................................
Variable Growth & Income Fund............................................................
Variable Telecommunications Fund.........................................................
Variable Infrastructure Fund.............................................................
Variable Natural Resources Fund..........................................................

                  Statement of Additional Information Page 58

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

In addition to payment of the investment management and administration fees, the Funds paid other operating expenses and received reimbursement pursuant to undertakings in effect. The amount of such expenses and reimbursements for the Funds for the fiscal periods ended December 31, 1998, 1997 and 1996 were as follows:

                                                                                                       YEAR ENDED
                                                                                                    DECEMBER 31, 1998
                                                                                      ---------------------------------------------
GT GLOBAL                                                                             OTHER EXPENSES PAID    REIMBURSEMENT AMOUNT
------------------------------------------------------------------------------------  --------------------  -----------------------
Variable America Fund...............................................................      $                       $
Variable Europe Fund................................................................
Variable New Pacific Fund...........................................................
Variable International Fund.........................................................
Money Market Fund...................................................................
Variable Strategic Income Fund......................................................
Variable Global Government Income Fund..............................................
Variable U.S. Government Income Fund................................................
Variable Latin America Fund.........................................................
Variable Emerging Markets Fund......................................................
Variable Growth & Income Fund.......................................................
Variable Telecommunications Fund....................................................
Variable Infrastructure Fund........................................................
Variable Natural Resources Fund.....................................................


                                                                                                       YEAR ENDED
                                                                                                    DECEMBER 31, 1997
                                                                                      ---------------------------------------------
GT GLOBAL                                                                             OTHER EXPENSES PAID    REIMBURSEMENT AMOUNT
------------------------------------------------------------------------------------  --------------------  -----------------------
Variable America Fund...............................................................      $     91,538            $         0
Variable Europe Fund................................................................           114,912                      0
Variable New Pacific Fund...........................................................           119,626                      0
Variable International Fund.........................................................            74,346                  3,486
Money Market Fund...................................................................            62,885                      0
Variable Strategic Income Fund......................................................            96,221                      0
Variable Global Government Income Fund..............................................            73,484                      0
Variable U.S. Government Income Fund................................................            48,943                      0
Variable Latin America Fund.........................................................           118,583                      0
Variable Emerging Markets Fund......................................................           106,583                      0
Variable Growth & Income Fund.......................................................           112,816                      0
Variable Telecommunications Fund....................................................           113,907                      0
Variable Infrastructure Fund........................................................            40,755                      0
Variable Natural Resources Fund.....................................................            77,556                      0

                                                                                                       YEAR ENDED
                                                                                                    DECEMBER 31, 1996
                                                                                      ---------------------------------------------
GT GLOBAL                                                                             OTHER EXPENSES PAID    REIMBURSEMENT AMOUNT
------------------------------------------------------------------------------------  --------------------  -----------------------
Variable America Fund...............................................................      $     99,786            $         0
Variable Europe Fund................................................................            93,881                      0
Variable New Pacific Fund...........................................................           115,841                      0
Variable International Fund.........................................................            67,753                 10,908
Money Market Fund...................................................................            53,896                      0
Variable Strategic Income Fund......................................................           103,927                      0
Variable Global Government Income Fund..............................................            78,263                      0
Variable U.S. Government Income Fund................................................            52,137                     11
Variable Latin America Fund.........................................................            94,685                      0
Variable Emerging Markets Fund......................................................           100,828                      0
Variable Telecommunications Fund....................................................           100,108                      0
Variable Growth & Income Fund.......................................................            95,407                      0
Variable Infrastructure Fund........................................................            53,612                  9,807
Variable Natural Resources Fund.....................................................            66,706                      0

                  Statement of Additional Information Page 59

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
A I M Investor Services Inc. ("Transfer Agent") performs shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives a fee of $125 per month from each Fund. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

AIM and/or the sub-advisors also serve as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, the pricing and accounting services fees for the Funds were:

                                                     YEAR ENDED DECEMBER
                                                             31,
                                                    ----------------------
GT GLOBAL                                            1998    1997    1996
--------------------------------------------------  ------  ------  ------
Variable Strategic Income Fund....................  $       $7,516  $6,725
Variable Global Government Income Fund............           2,342   2,707
Variable U.S. Government Income Fund..............           1,448   1,305
Variable Latin America Fund.......................           7,491   5,629
Variable Growth & Income Fund.....................          10,587   7,952
Variable Telecommunications Fund..................          17,340  14,996
Variable Emerging Markets Fund....................           5,281   3,728
Variable Infrastructure Fund......................           2,161     877
Variable Natural Resources Fund...................           4,696   1,878
Variable America Fund.............................          10,211   9,687
Variable New Pacific Fund.........................           6,939   7,289
Variable Europe Fund..............................           7,002   4,997
Money Market Fund.................................           5,575   3,883
Variable International Fund.......................           1,421   1,137

EXPENSES OF THE FUNDS
As described in the Funds' Prospectus, each Fund pays all of its respective expenses not assumed by other parties. The allocation of general Company expenses and expenses shared by the Funds with one another, are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

                  Statement of Additional Information Page 60

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Funds' Prospectus, each Fund's net asset value per share is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The portfolio securities and other assets of the Funds, other than those of the Money Market Fund, are valued as follows:

Equity securities including ADRs, ADSs, GDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-advisor to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-advisor deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.

Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or in the case of OTC options, at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the relevant Company's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the relevant Company's Board of Trustees, in good faith, will establish a conversion rate for such currency.

Trading in foreign securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on other days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the close of regular trading on the NYSE. Consequently, the calculation of the Funds' respective net asset values may not take place contemporaneously with the determination of the prices of securities held by the respective Funds. Events affecting the values of such securities that

                  Statement of Additional Information Page 61

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the respective Funds' net asset values unless the Sub-advisor, under the supervision of the relevant Company's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

A Fund may declare a suspension of the determination of net asset value during the periods when it may suspend redemption privileges.

The Board of Trustees of G.T. Global Variable Investment Series has determined in good faith that the net asset value of each share of the Money Market Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, the Money Market Fund will, as described below, employ specific investment policies and procedures to accomplish this result. The Money Market Fund values its portfolio securities using the amortized cost method. The amortized cost method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. Although this method provides certainty in valuation, it may result in periods during which the value of the Money Market Fund's securities, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the securities. During periods of declining interest rates, the daily yield on the Money Market Fund computed as described above may tend to be higher than a like computation made by a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities. Thus, if the Money Market Fund's use of amortized cost resulted in a lower aggregate value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing solely market values, and existing Money Market Fund shareholders would receive less investment income. The converse would apply in a period of rising interest rates.

In connection with the Money Market Fund's policy of valuing its securities using the amortized cost method, the Fund adheres to certain conditions, including maintaining a dollar-weighted average maturity of 90 days or less and purchasing only securities having remaining maturities of 13 months or less. The Board of Trustees of G.T. Global Variable Investment Series also has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's net asset value per share at $1.00. Such procedures include review of securities holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates from the net asset value calculated by using the amortized cost method and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing investors. In the event the Board of Trustees of G.T. Global Variable Investment Series determines that such a deviation exists, the Board has agreed to take such corrective action as it deems necessary and appropriate, which action might include selling securities prior to maturity to realize capital gains or losses or to shorten average maturity, withholding income, or establishing a net asset value by using available market quotations or market equivalents.

--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------
Each Company is a funding vehicle for VA Contracts offered by the separate accounts of the Participating Insurance Companies. Individual VA Contract holders are not the shareholders of a Fund. Rather, each Participating Insurance Company and its separate accounts are the shareholders (the "shareholders"). The offering is without a sales charge and is made at each Fund's net asset value per share, which is determined in the manner set forth above under "Valuation of Shares."

Due to differences in tax treatment or other considerations, the interests of various VA Contract holders might at some time be in conflict. The Companies currently do not foresee any such conflict. However, the Companies' Boards of Trustees intend to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more Participating Insurance Companies' Separate Accounts might be required to withdraw all or a substantial portion of its investments in one or more Funds. This might disrupt a Fund's orderly portfolio management to the potential detriment of VA Contract holders.

                  Statement of Additional Information Page 62

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

AIM Distributors pays any distribution expenses and costs (that is, those arising from any activity which is primarily intended to result in the sale of shares issued by the Companies), including expenses and costs attributable to the Companies, which are related to the printing and distributing of prospectuses to prospective owners of the VA Contracts.

Each Company redeems all full and fractional shares of its Funds at the net asset value per share applicable to each of its Funds. See "Valuation of Shares" above.

Payment upon redemption is made in cash and ordinarily will occur within seven days of receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption of shares of any Fund may only be suspended: (1) for any period during which trading on the NYSE is restricted or such Exchange is closed, other than customary weekend and holiday closing;
(2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of that Fund is not reasonably practicable; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of that Fund.

                  Statement of Additional Information Page 63

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
Shares of the Funds are offered only to Separate Accounts that fund certain VA Contracts. See the applicable VA Contract prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the VA Contract holders.

Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions)("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures, or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If any Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (see below), with the result that the VA Contracts supported by those accounts would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

As noted in the Funds' Prospectus, each Fund intends to continue to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Fund's assets that may be represented by any single investment (which includes all securities of the same issuer). Specifically, the regulations provide in part that, except as permitted by the "safe harbor"
described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a Fund may be invested in the securities of any one issuer. For this purpose, all securities of the same issuer are consolidated, and while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions are all considered to be the same issuer. Section 817(h) provides, as a safe harbor, that adequate diversification will exist for a separate account if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the separate account's total assets are cash and cash items, government securities and securities of other registered investment companies. Failure of a Fund to satisfy the section 817(h) requirements would result in treatment of the VA Contract holders other than as described in the applicable VA Contracts prospectus.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November, or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January.

Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding, or other taxes imposed by foreign countries that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

                  Statement of Additional Information Page 64

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Each Fund (other than the Money Market Fund, the America Fund, and the U.S. Government Income Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain which most likely would have to be distributed by the Fund to satisfy the distribution requirements described above -- even if the Fund did not receive those earnings and gain from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

OPTIONS, FUTURES, AND FOREIGN CURRENCY TRANSACTIONS
A Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine for federal income tax purposes, the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures, and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Futures and Forward Contracts that are subject to section 1256 of the Code (other than Forward Contracts that are part of a "mixed straddle") ("Section
1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement and to increase the net capital gain recognized by a Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement.

Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign currency-denominated debt securities, and options, Futures, and Forward Contracts on foreign currencies ("section 988 gains and losses"). Each section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, that Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar

                  Statement of Additional Information Page 65

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting each Fund. No attempt is made to present a complete explanation of the federal tax treatment of the Funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to dividends and other distributions therefrom.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established individual accounts in foreign currencies and to cause securities of the Funds to be held in such accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Companies' and the Funds' independent  accountants are [       ]. [        ]
conducts an annual audit of the Fund's Financial Statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Companies and the Funds as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of each Company and each Fund included in this Statement of Additional Information have been examined by [ ] as stated in its opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

SHAREHOLDER LIABILITY
Under Delaware law, the shareholders of each Company enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of each Company may be held personally liable for each Company's obligations. However, each Company's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a trustee. Each Company's Agreement and Declaration of Trust provides for indemnification from the Company property for all losses and expenses of any shareholder held personally liable for the Company's obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which each Company itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

                  Statement of Additional Information Page 66

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

Each Fund's "Standardized Returns", as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated as follows: Standardized Return Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Companies' Board of Trustees; and (2) a complete redemption at the end of any period illustrated. The Standardized Return quotation does not reflect the charges deducted from the Participating Insurance Companies' separate accounts. See the VA Contract prospectus. If these charges were deducted to reflect the effective Standardized Return to the VA Contract owner, that Standardized Return would be lower than the Standardized Returns quoted.

Each Fund's Standardized Returns, stated as average annualized total returns for the periods shown, were:

                                                                                   AVERAGE
                                                                                  ANNUALIZED
                                                                                  STANDARDIZED
GT GLOBAL                                                                         RETURN
--------------------------------------------------------------------------------  ----------
Variable America Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Europe Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable New Pacific Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Growth & Income Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Strategic Income Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Global Government Income Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable U.S. Government Income Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Latin America Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Money Market Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Telecommunications Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on October 18, 1993 to December 31, 1998......................          %

                  Statement of Additional Information Page 67

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Variable Emerging Markets Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on July 5, 1994 to December 31, 1998..........................          %
Variable International Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on July 5, 1994 to December 31, 1998..........................          %
Variable Infrastructure Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on January 31, 1995 to December 31, 1998......................          %
Variable Natural Resources Fund
-- Year ended December 31, 1998.................................................          %
-- From inception on January 31, 1995 to December 31, 1998......................          %

In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. The Non-Standardized Return quotation does not reflect the charges deducted from the Participating Insurance Companies' separate accounts. See the VA Contract prospectus. If these charges were deducted, the Non-Standardized Return quotation would be lower than those stated. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

Each Fund's aggregate Non-Standardized Returns, stated as aggregate total returns for the periods shown, were:

                                                                                  AGGREGATE
                                                                                  NON-STANDARDIZED
GT GLOBAL                                                                           RETURN
--------------------------------------------------------------------------------  ----------
Variable America Fund
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Europe Fund
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable New Pacific Fund
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Growth & Income Fund
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Strategic Income Fund
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Global Government Income Fund
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable U.S. Government Income Fund
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Latin America Fund
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Money Market Fund
-- From inception on February 10, 1993 to December 31, 1998.....................          %
Variable Telecommunications Fund
-- From inception on October 18, 1993 to December 31, 1998......................          %

                  Statement of Additional Information Page 68

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Variable Emerging Markets Fund
-- From inception on July 5, 1994 to December 31, 1998..........................          %
Variable International Fund
-- From inception on July 5, 1994 to December 31, 1998..........................          %
Variable Infrastructure Fund
-- From inception on January 31, 1995 to December 31, 1998......................          %
Variable Natural Resources Fund
-- From inception on January 31, 1995 to December 31, 1998......................          %

The Money Market Fund may, from time to time, provide yield information or comparisons of its yield to various averages including data from Lipper Analytical Services, Inc., Bank Rate Monitor-TM-, IBC/Donaghue's Money Fund Report, MONEY Magazine, and other industry publications (to the extent they apply to investment companies whose shares are offered to insurance company separate accounts, in advertisements or in reports furnished to current or prospective shareholders).

The Money Market Fund calculates its yield for its shares daily, based upon the seven days ending on the day of the calculation, called the "base period." The yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change, excluding capital changes, but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7). The Money Market Fund's effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended  December 31, 1998, the Fund's  yield was [    %]
and  effective  yield  was [     %].  See  "Management" in  the  Prospectus. The
seven-day and effective yields are calculated as follows:

Assumptions:
Value of hypothetical pre-existing account with exactly one share at the beginning of the period:....................................................................  $ 1.000000000
Value of same account* (excluding capital changes) at the end of the seven-day
 period ending December 31, 1997:..................................................  [$          ]

------------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:
Ending account value:..............................................................  [$          ]
Less beginning account value:......................................................  [$          ]
Net change in account value:.......................................................  [$          ]
  Seven-day yield = $.000941213 X 365/7 = 4.91%
  Effective yield** = [1 + .000941213] 365/7 - 1 = 5.03%

------------------
**  The effective yield assumes a year's compounding of the seven-day yield.

The Money Market Fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from the reinvested dividends and distributions and any changes in share price during the period. These performance quotations do not reflect the charges deducted from the Participating Insurance Companies' separate accounts. See the VA Contract prospectus. If these charges were deducted, such quotations would be lower than those calculated for the Money Market Fund.

The performance figures for a Fund will only be advertised if comparable performance figures for the corresponding division of the separate account are included in the advertisement. Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that any performance figure should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the

                  Statement of Additional Information Page 69

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
Fund's investment results with those published for other investment companies and other investment vehicles whose shares are offered to insurance company separate accounts. Investment results also should be considered relative to the risks associated with the investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT THE FOLLOWING WORLD FINANCIAL AND ECONOMIC DATA Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by either Company or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of the relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, i.e., AIM and/or the sub-advisors, as each Fund's investment advisor and/or sub-advisor, actively purchase and sell securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while the above data relates only to government bonds. Each of these factors will cause the performance of each Fund to differ from the indices shown above.

Each Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Funds with the following, among others, to the extent they apply to investment companies whose shares are offered to insurance company separate accounts:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, I.E., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data, mutual fund rankings and comparisons and variable account rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc., Financial Planning Resources Inc., publisher of a compilation of data regarding variable accounts ("VARDS") and/or other companies that rank and/or compare mutual funds or variable annuity account divisions by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar, VARDS and/or other firms, as applicable or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

                  Statement of Additional Information Page 70

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The  World  Bank  Publication  of  Trends  in  Developing  Countries
    ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13)  Datastream and  Worldscope, each  of which  is an  on-line database
    retrieval  service   for  information,   including   but  not   limited   to
    international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measures for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on bond and stock markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The maximum rates paid on some savings deposits are currently fixed by law.

To the extent that they apply to investment companies whose shares are offered to insurance company separate accounts, indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including MONEY MAGAZINE, MUTUAL FUND MAGAZINE, SMART MONEY, GLOBAL FINANCE, EUROMONEY, FINANCIAL WORLD, FORBES, FORTUNE, BUSINESS WEEK, LATIN FINANCE, THE WALL STREET JOURNAL, EMERGING MARKETS WEEKLY, KIPLINGER'S GUIDE TO PERSONAL FINANCE, BARRON'S, THE FINANCIAL TIMES, USA TODAY, THE NEW YORK TIMES and INVESTORS BUSINESS DIGEST. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (E.G., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this

                  Statement of Additional Information Page 71

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
data is not a representation of the past performance of the Funds, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.

From time to time, each Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number shareholders in all Funds or the dollar amount Fund assets under management in advertising materials.

AIM Distributors believes the GT Global Variable Investment Funds can be an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The GT Global Variable Investment Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Variable Investment Fund may own the securities of these companies.

Advertising and sales literature for the Contract may discuss the financial ratings of any of the Participating Insurance Companies as compiled by independent agencies. These independent agencies rate insurance companies' overall financial strength, ability to meet contractual obligations, ability to discharge senior policyholder obligations and claims, overall claims-paying ability and other financial measures related to long-term solvency and liquidity. The independent agencies which may be quoted include, but are not limited to:

    / / A.M. Best Company

    / / Moody's Investors Service

    / / Standard & Poor's Insurance Rating Services

    / / Duff & Phelps, Incorporated

Ratings descriptions are relevant only to the insurance company and do not apply to variable annuities or the underlying accounts which are subject to market risk and whose value will fluctuate with market conditions.

In addition, advertising and sales literature for the Contracts may discuss the assets of any of the Participating Insurance Companies, including a breakdown of annuity assets under management, as well as the number of years the company has been involved in the annuity marketplace.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Variable Investment Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.

Each Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2), in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Funds' historical share price fluctuations or total return compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effect of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

                  Statement of Additional Information Page 72

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Each Fund may describe in its sales material and advertisements how an investor may invest in the Fund through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs.

AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the GT Global Variable Investment Funds and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry, or market: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-advisor.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

                  Statement of Additional Information Page 73

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

From time to time, AIM Distributors may quote in advertising materials economic and financial data, including statistics and commentary from published works including, but not limited to, Megatrends 2000, Global Paradox, and Megatrends Asia.

From time to time, AIM Distributors may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

In addition, the GT Global Variable Strategic Income Fund, from time to time, may quote yields and total returns of representative debt instruments from emerging market countries in its advertising and sales literature.

The Sub-advisor believes that before emerging market countries with high debt levels can attract substantial amounts of foreign capital, they must put their financial houses in order. Some emerging markets governments have implemented debt restructuring programs. From time to time, each Fund may include in its advertising and sales material information on emerging market countries' debt restructuring activities.

In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 INVESCO (NY) provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of INVESCO (NY) by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of INVESCO (NY) provide any assurance that the GT Global Variable Investment Funds' investment objectives will be achieved.

ECONOMIC DEVELOPMENT IN EMERGING MARKETS
AIM and/or the sub-advisors have identified six phases to track the progress of developing economies.

In addition, AIM and/or the sub-advisors focus on the transitions between each phase:

    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.

    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.

    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.

EMERGING MARKET TRADING VOLUME
The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991 to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.

                  Statement of Additional Information Page 74

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgement to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                  Statement of Additional Information Page 75

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA   --  An  obligation  rated  "AA"  differs  from  the  highest  rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB"
    indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                  Statement of Additional Information Page 76

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                    APPENDIX

--------------------------------------------------------------------------------

VARIABLE TELECOMMUNICATIONS FUND
From time to time the Fund and AIM Distributors will quote information including, but not limited to, data regarding:

    / / Increased  usage  of  new  technologies such  as,  but  not  limited to,
        cellular  and  wireless  communications  in  emerging  and   established
        countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization of telecommunications companies

The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD   and  other  publications  from   its  subsidiaries  such  as  the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

DEREGULATION IN THE UNITED STATES
The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced new competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. AIM and/or the sub-advisors expect this scenario to continue to benefit such companies in the U.S. and to similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.

VARIABLE INFRASTRUCTURE FUND
From time to time the Fund and AIM Distributors may quote information including, but not limited to:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New  technologies,  products   and  services   used  in   infrastructure
        industries

VARIABLE NATURAL RESOURCES FUND
From time to time the Fund and AIM Distributors may quote information including, but not limited to:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources

    / / New technologies, products and services used in the natural resources industries

                  Statement of Additional Information Page 77

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Funds as of December 31, 1998 and the fiscal year then ended appear on the following pages.

                  Statement of Additional Information Page 78

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999
                                                              FILE NOS. 33-52036
                                                                        811-7164
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                     / /
                        POST-EFFECTIVE AMENDMENT NO. 18                  /X/

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 20                         /X/

                            ------------------------

                      GT GLOBAL VARIABLE INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          11 GREENWAY PLAZA, SUITE 100
                              HOUSTON, TEXAS 77046

              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (713) 626-1919

                            ------------------------

 SAMUEL D. SIRKO, ESQ.          ARTHUR J. BROWN, ESQ.
  A I M ADVISORS, INC.         R. DARRELL MOUNTS, ESQ.
   11 GREENWAY PLAZA,         KIRKPATRICK & LOCKHART LLP
       SUITE 100           1800 MASSACHUSETTS AVENUE, N.W.,
  HOUSTON, TEXAS 77046                2ND FLOOR
     (713) 626-1919             WASHINGTON, D.C. 20036
                                    (202) 778-9000

                            ------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
   / /     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.
   / /     ON              PURSUANT TO PARAGRAPH (b) OF RULE 485.
   / /     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.
   /X/     ON APRIL 30, 1999 PURSUANT TO PARAGRAPH (a)(1) OF RULE 485 OR SUCH
           OTHER DATE AS IT MAY BE DECLARED EFFECTIVE BY THE SECURITIES AND
           EXCHANGE COMMISSION.
   / /     75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.
   / /     ON              PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
   / /     THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
           PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           PART C: OTHER INFORMATION
                      GT GLOBAL VARIABLE INVESTMENT TRUST

ITEM 23. EXHIBITS

        EXHIBIT NUMBER           DESCRIPTION
-------------------------------  -----------------------------------------------------------------------------------------------

(a)        (1)        -          Agreement and Declaration of Trust of Registrant, dated May 7, 1998, was filed as an Exhibit to
                                 Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, on June 1, 1998,
                                 and is hereby incorporated by reference.

(b)        (1)        -          By-Laws of Registrant, dated May 7, 1998, were filed as an Exhibit to Post-Effective Amendment
                                 No. 17 to the Registration Statement on Form N-1A, on June 1, 1998, and are hereby incorporated by reference.

           (2)        -          Amended and Restated By-Laws of Registrant, dated December 10, 1998, are filed herewith electronically.

(c)                   -          Provisions of instruments defining the rights of holders of Registrant's securities are contained in the Agreement and Declaration of Trust, as amended, Articles II, VI, VII, VIII and
                                 IX and By-Laws Articles IV, V, VI, VII and VIII, which were filed as Exhibits to Post-Effective
                                 Amendment No. 17 to the Registration Statement on Form N-1A, on June 1, 1998, and are hereby incorporated by reference.

(d)        (1)        -          Investment Management Administration Contract, dated May 29, 1998, between Registrant and A I M
                                 Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 17 to the Registration
                                 Statement on Form N-1A, on June 1, 1998, and is hereby incorporated by reference.

           (2)        -          Sub-Advisory and Sub-Administration Contract, dated May 29, 1998, between A I M Advisors, Inc.
                                 and INVESCO (NY), Inc. with respect to Registrant was filed as an Exhibit to Post-Effective
                                 Amendment No. 17 to the Registration Statement on Form N-1A, on June 1, 1998, and is hereby incorporated by reference.

           (3)        -          Form of Sub-Advisory Contract, between A I M Advisors, Inc. and INVESCO Asset Management Ltd.
                                 with respect to Registrant is filed herewith electronically.

           (4)        -          Form of Sub-Advisory Contract between A I M Advisors, Inc. and INVESCO (NY), Inc. with respect to Registrant is filed herewith electronically.

(e)                   -          Underwriting Contracts -- None.

(f)                   -          Bonus or Profit Sharing Contracts -- None.

(g)        (1)        -          Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust
                                 Company was filed as an Exhibit to Post-Effective Amendment No. 12 to the Registration
                                 Statement on Form N-1A, on February 28, 1997, and is hereby incorporated by reference.

           (2)        -          Notice of Registrant's reorganization, dated May 29, 1998, to Custodian, was filed as an
                                 Exhibit to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, on June
                                 1, 1998, and is hereby incorporated by reference.

(h)        (1)        -          (i)   Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and
                                       A I M Fund Services, Inc. -- to be filed.

                      -          (ii)  Form of Amendment No. 1 to Transfer Agency and Services Agreement, dated September 8,
                                       1998, between Registrant and A I M Fund Services, Inc. -- to be filed.

           (2)        -          Fund Accounting and Pricing Agent Agreement dated June 1, 1998, between Registrant and A I M
                                 Advisors, Inc. is filed herewith electronically.

(i)        (1)        -          Opinion and Consent of Kirkpatrick & Lockhart LLP was filed as an Exhibit to Post-Effective
                                 Amendment No. 17 to the Registration Statement on Form N-1A, on June 1, 1998, and is hereby incorporated by reference.

           (2)        -          Opinion and Consent of Delaware Counsel was filed as an Exhibit to Post-Effective Amendment No.
                                 17 to the Registration Statement on Form N-1A, on June 1, 1998, and is hereby incorporated by reference.

(j)                   -          Other opinions -- None.

(k)                   -          Omitted Financial Statements -- None.

(l)                   -          Initial Capitalization Agreements -- None.

(m)                   -          Rule 12b-1 Plan -- None.

(n)                   -          Financial Data Schedules were filed as Exhibits to Post-Effective Amendment No. 15 to the
                                 Registration Statement on Form N-1A, on March 10, 1998, and are hereby incorporated by reference.

(o)                   -          Rule 18f-3 Plan -- None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

    Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Fund. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

    None.

ITEM 25. INDEMNIFICATION

    State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Fund is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

    Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII,

    Section 8.1 provides that a Trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any Trustee; provided, however, that nothing contained in the Registrant's Agreement and Declaration of Trust or in the Delaware Business Trust Act shall protect any Trustee against any liability to the Registrant or the Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee.

    Article VIII, Section 3 of the Registrant's By-Laws also provides that every person who is, or has been, a Trustee or Officer of the Registrant to the fullest extent permitted by the Delaware Business Trust Act, the Registrant's By-Laws and other applicable law.

Section 9 of the Investment Management and Administration Contract between the Registrant and AIM provides that AIM shall not be liable, and each series of the Registrant shall indemnify AIM and its directors, officers and employees, for any costs or liabilities arising from any error of judgement or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Investment Management and Administration Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of AIM in the performance by AIM of its duties or from reckless disregard by AIM of its obligations and duties under the Investment Management and Administration Contract.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

    Describe any other business, profession, vocation or employment of a substantial nature that each investment adviser, and each director, officer or partner of the adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

    See the material under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Post-Effective Amendment. Information as to the Directors and Officers of A I M Advisors, Inc. and INVESCO (NY), Inc. is included in Schedule A and Schedule D of Part I of each entity's Form ADV (File No. 801-12313 and File No. 801-10254, respectively), filed with the Securities and Exchange Commission, which are incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

    None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    State the name and address of each person maintaining physical possessions of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its advisor A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

    Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

    Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Fund's last three fiscal years.

    None.

ITEM 30. UNDERTAKINGS

    None.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 25th day of February, 1999.

                              REGISTRANT:  GT GLOBAL VARIABLE INVESTMENT TRUST

                                           By: /S/ Robert H. Graham
                                           -------------------------------------------
                                           Robert H. Graham, President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          SIGNATURE                       TITLE                    DATE
------------------------------  --------------------------  -------------------

     /S/ Robert H. Graham          Chairman, Trustee &
------------------------------     President (Principal      February 25, 1999
      (Robert H. Graham)            Executive Officer)

    /S/ C. Derek Anderson
------------------------------           Trustee             February 25, 1999
     (C. Derek Anderson)

     /S/ Frank S. Bayley
------------------------------           Trustee             February 25, 1999
      (Frank S. Bayley)

   /S/ Arthur C. Patterson
------------------------------           Trustee             February 25, 1999
    (Arthur C. Patterson)

     /S/ Ruth H. Quigley
------------------------------           Trustee             February 25, 1999
      (Ruth H. Quigley)

    /S/ Kenneth W. Chancey      Vice President & Principal
------------------------------   Financial and Accounting    February 25, 1999
     (Kenneth W. Chancey)                Officer

                               INDEX TO EXHIBITS
                      GT GLOBAL VARIABLE INVESTMENT TRUST

EXHIBIT NUMBER
--------------------

(b)        (2)            -      Amended and Restated By-Laws of Registrant

(d)        (3)            -      Form of Sub-Advisory Contract between A I M Advisors, Inc. and INVESCO Asset Management Ltd.

(d)        (4)            -      Form of Sub-Advisory Contract between A I M Advisors, Inc. and INVESCO (NY), Inc.

(h)        (2)            -      Fund Accounting and Pricing Agent Agreement between Registrant and A I M Advisors, Inc.